--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                          U.S. 6-10 VALUE PORTFOLIO II

                                 ANNUAL REPORT

                          YEAR ENDED NOVEMBER 30, 2000

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                          U.S. 6-10 VALUE PORTFOLIO II

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                               PAGE
                                                              -------
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart.......................................        1
    Statement of Assets and Liabilities.....................        2
    Statement of Operations.................................        3
    Statements of Changes in Net Assets.....................        4
    Financial Highlights....................................        5
    Notes to Financial Statements...........................      6-7
    Report of Independent Certified Public Accountants......        8

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. 6-10 VALUE
 SERIES
    Performance Chart.......................................        9
    Schedule of Investments.................................    10-26
    Statement of Assets and Liabilities.....................       27
    Statement of Operations.................................       28
    Statements of Changes in Net Assets.....................       29
    Financial Highlights....................................       30
    Notes to Financial Statements...........................    31-32
    Report of Independent Certified Public Accountants......       33

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
U.S. 6-10 VALUE PORTFOLIO II VS.
RUSSELL 2000 VALUE INDEX
SEPTEMBER 1994-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000   U.S. 6-10 VALUE PORTFOLIO
                                II              RUSSELL 2000 VALUE INDEX
       DATE                  $10,000                     $10,000
Sep-94                                  $9,961                     $9,894
Oct-94                                  $9,816                     $9,713
Nov-94                                  $9,477                     $9,321
Dec-94                                  $9,568                     $9,600
Jan-95                                  $9,666                     $9,554
Feb-95                                 $10,001                     $9,908
Mar-95                                 $10,119                     $9,956
Apr-95                                 $10,473                    $10,252
May-95                                 $10,758                    $10,471
Jun-95                                 $11,181                    $10,829
Jul-95                                 $11,780                    $11,225
Aug-95                                 $12,153                    $11,558
Sep-95                                 $12,291                    $11,730
Oct-95                                 $11,691                    $11,262
Nov-95                                 $12,121                    $11,709
Dec-95                                 $12,327                    $12,072
Jan-96                                 $12,287                    $12,152
Feb-96                                 $12,547                    $12,343
Mar-96                                 $12,888                    $12,602
Apr-96                                 $13,551                    $12,946
May-96                                 $14,082                    $13,273
Jun-96                                 $13,781                    $13,117
Jul-96                                 $12,918                    $12,419
Aug-96                                 $13,499                    $12,958
Sep-96                                 $13,961                    $13,312
Oct-96                                 $14,062                    $13,466
Nov-96                                 $14,724                    $14,191
Dec-96                                 $15,046                    $14,652
Jan-97                                 $15,436                    $14,877
Feb-97                                 $15,425                    $15,019
Mar-97                                 $15,026                    $14,616
Apr-97                                 $14,954                    $14,831
May-97                                 $16,379                    $16,012
Jun-97                                 $17,404                    $16,822
Jul-97                                 $18,439                    $17,528
Aug-97                                 $19,096                    $17,807
Sep-97                                 $20,572                    $18,991
Oct-97                                 $19,844                    $18,475
Nov-97                                 $19,669                    $18,678
Dec-97                                 $19,687                    $19,311
Jan-98                                 $19,453                    $18,962
Feb-98                                 $20,915                    $20,109
Mar-98                                 $21,769                    $20,925
Apr-98                                 $22,195                    $21,028
May-98                                 $21,352                    $20,283
Jun-98                                 $20,925                    $20,168
Jul-98                                 $19,387                    $18,589
Aug-98                                 $15,822                    $15,678
Sep-98                                 $16,269                    $16,563
Oct-98                                 $16,964                    $17,055
Nov-98                                 $17,862                    $17,518
Dec-98                                 $18,276                    $18,068
Jan-99                                 $18,565                    $17,657
Feb-99                                 $17,035                    $16,451
Mar-99                                 $16,710                    $16,317
Apr-99                                 $18,503                    $17,806
May-99                                 $19,368                    $18,353
Jun-99                                 $20,560                    $19,017
Jul-99                                 $20,463                    $18,567
Aug-99                                 $19,908                    $17,887
Sep-99                                 $19,379                    $17,529
Oct-99                                 $18,704                    $17,179
Nov-99                                 $19,570                    $17,268
Dec-99                                 $20,686                    $17,798
Jan-00                                 $20,539                    $17,334
Feb-00                                 $22,441                    $18,393
Mar-00                                 $22,522                    $18,479
Apr-00                                 $21,718                    $18,588
May-00                                 $20,821                    $18,304
Jun-00                                 $21,866                    $18,838
Jul-00                                 $21,853                    $19,466
Aug-00                                 $23,459                    $20,336
Sep-00                                 $23,030                    $20,220
Oct-00                                 $22,159                    $20,147
Nov-00                                 $20,954                    $19,736

ANNUALIZED
TOTAL RETURN                                 FROM
(%)              ONE YEAR   FIVE YEARS  SEPTEMBER 1994
-------------------------------------------------------
                   7.07       11.57          12.56

- THE PORTFOLIO SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS BY INVESTING IN THE U.S. 6-10 VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN U.S. SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKETS CAPS OF APPROXIMATELY $400 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF PUBLICLY TRADED U.S. COMPANIES.

- THE PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF SMALL U.S. COMPANIES WITH HIGH BOOK-TO-MARKET RATIOS.

Past performance is not predictive of future performance.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                          U.S. 6-10 VALUE PORTFOLIO II

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2000

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. 6-10 Value Series of The DFA
  Investment Trust Company
  (4,675,482 Shares, Cost $69,803)++ at Value...............  $  77,005
Receivable for Investment Securities Sold...................        513
Prepaid Expenses and Other Assets...........................          4
                                                              ---------
    Total Assets............................................     77,522
                                                              ---------

LIABILITIES:
Payable for Fund Shares Redeemed............................        513
Accrued Expenses and Other Liabilities......................         16
                                                              ---------
    Total Liabilities.......................................        529
                                                              ---------

NET ASSETS..................................................  $  76,993
                                                              =========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)..................................  4,919,523
                                                              =========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $   15.65
                                                              =========

NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $  68,231
Undistributed Net Investment Income.........................        525
Undistributed Net Realized Gain.............................      1,035
Unrealized Appreciation of Investment Securities............      7,202
                                                              ---------
    Total Net Assets........................................  $  76,993
                                                              =========

--------------

++ The cost for federal income tax purposes is $74,905.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          U.S. 6-10 VALUE PORTFOLIO II

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2000

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Income Distributions Received from The DFA Investment
     Trust Company..........................................         $   733
                                                                     -------

EXPENSES
    Administrative Services.................................               8
    Accounting & Transfer Agent Fees........................               8
    Shareholder Services....................................              78
    Legal Fees..............................................               4
    Audit Fees..............................................               1
    Filing Fees.............................................              15
    Shareholders' Reports...................................              21
    Directors' Fees and Expenses............................               1
    Other...................................................               1
                                                                     -------
        Total Expenses......................................             137
                                                                     -------
NET INVESTMENT INCOME.......................................             596
                                                                     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
    Capital Gain Distributions Received from The DFA
     Investment Trust Company...............................           6,713
    Net Realized Gain on Investment Securities Sold.........             395
    Change in Unrealized Appreciation (Depreciation) of
     Investment Securities..................................          (2,621)
                                                                     -------
    NET GAIN ON INVESTMENT SECURITIES.......................           4,487
                                                                     -------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........         $ 5,083
                                                                     =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          U.S. 6-10 VALUE PORTFOLIO II

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                       YEAR            YEAR
                                                                       ENDED           ENDED
                                                                     NOV. 30,        NOV. 30,
                                                                       2000            1999
                                                                     ---------       ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...................................         $    596        $    435
    Capital Gain Distribution Received from The DFA
      Investment Trust Company..............................            6,713           6,847
    Net Realized Gain (Loss) on Investment Securities
      Sold..................................................              395          (1,725)
    Change in Unrealized Appreciation (Depreciation) of
      Investment Securities.................................           (2,621)            677
                                                                     --------        --------
        Net Increase in Net Assets Resulting from
          Operations........................................            5,083           6,234
                                                                     --------        --------

Distributions From:
    Net Investment Income...................................             (451)           (445)
    Net Realized Gains......................................           (6,552)         (8,447)
                                                                     --------        --------
        Total Distributions.................................           (7,003)         (8,892)
                                                                     --------        --------
Capital Share Transactions (1):
    Shares Issued...........................................           26,581          27,928
    Shares Issued in Lieu of Cash Distributions.............            7,003           8,892
    Shares Redeemed.........................................          (24,821)        (49,086)
                                                                     --------        --------
        Net Increase (Decrease) from Capital Share
          Transactions......................................            8,763         (12,266)
                                                                     --------        --------
        Total Increase (Decrease)...........................            6,843         (14,924)
NET ASSETS
    Beginning of Period.....................................           70,150          85,074
                                                                     --------        --------
    End of Period...........................................         $ 76,993        $ 70,150
                                                                     ========        ========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................            1,649           1,766
    Shares Issued in Lieu of Cash Distributions.............              480             611
    Shares Redeemed.........................................           (1,524)         (3,148)
                                                                     --------        --------
                                                                          605            (771)
                                                                     ========        ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          U.S. 6-10 VALUE PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       YEAR         YEAR         YEAR         YEAR         YEAR
                                       ENDED        ENDED        ENDED        ENDED        ENDED
                                     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                       2000         1999         1998         1997         1996
                                     ---------    ---------    ---------    ---------    ---------
Net Asset Value, Beginning of
  Period...........................  $  16.26     $  16.73     $  19.20     $  14.67     $  12.13
                                     --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............      0.13         0.10         0.12         0.08         0.08
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......      0.91         1.29        (1.84)        4.77         2.51
                                     --------     --------     --------     --------     --------
    Total from Investment
      Operations...................      1.04         1.39        (1.72)        4.85         2.59
                                     --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.11)       (0.09)       (0.11)       (0.07)       (0.01)
  Net Realized Gains...............     (1.54)       (1.77)       (0.64)       (0.25)       (0.04)
                                     --------     --------     --------     --------     --------
    Total Distributions............     (1.65)       (1.86)       (0.75)       (0.32)       (0.05)
                                     --------     --------     --------     --------     --------
Net Asset Value, End of Period.....  $  15.65     $  16.26     $  16.73     $  19.20     $  14.67
                                     ========     ========     ========     ========     ========
Total Return.......................      7.07%        9.60%       (9.19)%      33.75%       21.39%

Net Assets, End of Period
  (thousands)......................  $ 76,993     $ 70,150     $ 85,074     $125,061     $ 40,637
Ratio of Expenses to Average Net
  Assets (1).......................      0.42%        0.44%        0.45%        0.48%        0.85%
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses)(1).......      0.42%        0.44%        0.45%        0.47%        0.88%
Ratio of Net Investment Income to
  Average Net Assets...............      0.76%        0.59%        0.59%        0.62%        0.77%
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers and assumption of
  (expenses).......................      0.76%        0.59%        0.59%        0.63%        0.74%
Portfolio Turnover Rate............       N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series......................        32%          29%          23%          25%          15%

--------------

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A Refer to the respective Master Fund Series

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios, of which U.S. 6-10 Value Portfolio II (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The U.S. 6-10 Value Series (the "Series" or "Master Fund"), a corresponding series of The DFA Investment Trust Company. At November 30, 2000, the Portfolio owned 3% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions from The DFA Investment Trust Company. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2000, the Portfolio's Administrative fees were accrued daily and paid monthly to the Advisor at an effective annual rate of 0.01 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    Effective July 1, 1996, the Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.75% of average daily net assets. Prior to that date, the Advisor agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses to not more than 0.96% of average daily net assets on an annualized basis. Annualized expenses are those expenses incurred in any period consisting of twelve consecutive months. At November 30, 2000, there are no previously waived fees subject to future reimbursement to the Advisor.

    In addition, pursuant to an agreement with a Shareholder Service Agent, the Portfolio pays to such agent a fee at the effective annual rate of .10% of its average daily net assets.

D. INVESTMENTS:

    At November 30, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation.........                 $ 2,100
Gross Unrealized Depreciation.........                      --
                                                       -------
  Net.................................                 $ 2,100
                                                       =======

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 2000.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2001. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2000.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIO AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. 6-10 Value Portfolio II (constituting a portfolio within Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida

January 12, 2001

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
U.S. 6-10 VALUE SERIES VS.
RUSSELL 2000 VALUE INDEX
APRIL 1993-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000      U.S. 6-10 VALUE
                           SERIES          RUSSELL 2000 VALUE INDEX
       DATE                $10,000                  $10,000
Apr-93                             $9,788                     $9,760
May-93                            $10,050                    $10,067
Jun-93                            $10,060                    $10,162
Jul-93                            $10,363                    $10,337
Aug-93                            $10,706                    $10,741
Sep-93                            $11,079                    $10,999
Oct-93                            $11,452                    $11,251
Nov-93                            $11,260                    $10,964
Dec-93                            $11,486                    $11,286
Jan-94                            $12,079                    $11,688
Feb-94                            $12,049                    $11,654
Mar-94                            $11,650                    $11,133
Apr-94                            $11,731                    $11,242
May-94                            $11,772                    $11,226
Jun-94                            $11,558                    $10,936
Jul-94                            $11,752                    $11,138
Aug-94                            $12,161                    $11,576
Sep-94                            $12,120                    $11,453
Oct-94                            $11,947                    $11,243
Nov-94                            $11,545                    $10,789
Dec-94                            $11,664                    $11,113
Jan-95                            $11,789                    $11,060
Feb-95                            $12,205                    $11,469
Mar-95                            $12,350                    $11,525
Apr-95                            $12,787                    $11,867
May-95                            $13,152                    $12,121
Jun-95                            $13,673                    $12,536
Jul-95                            $14,422                    $12,993
Aug-95                            $14,879                    $13,379
Sep-95                            $15,067                    $13,579
Oct-95                            $14,339                    $13,037
Nov-95                            $14,872                    $13,554
Dec-95                            $15,133                    $13,974
Jan-96                            $15,089                    $14,067
Feb-96                            $15,415                    $14,288
Mar-96                            $15,849                    $14,588
Apr-96                            $16,675                    $14,986
May-96                            $17,327                    $15,365
Jun-96                            $16,968                    $15,184
Jul-96                            $15,915                    $14,376
Aug-96                            $16,644                    $15,000
Sep-96                            $17,209                    $15,409
Oct-96                            $17,340                    $15,588
Nov-96                            $18,166                    $16,427
Dec-96                            $18,569                    $16,961
Jan-97                            $19,052                    $17,222
Feb-97                            $19,052                    $17,385
Mar-97                            $18,558                    $16,919
Apr-97                            $18,478                    $17,168
May-97                            $20,234                    $18,535
Jun-97                            $21,509                    $19,473
Jul-97                            $22,795                    $20,290
Aug-97                            $23,611                    $20,613
Sep-97                            $25,436                    $21,984
Oct-97                            $24,541                    $21,386
Nov-97                            $24,335                    $21,621
Dec-97                            $24,359                    $22,354
Jan-98                            $24,067                    $21,949
Feb-98                            $25,888                    $23,277
Mar-98                            $26,945                    $24,222
Apr-98                            $27,481                    $24,341
May-98                            $26,437                    $23,479
Jun-98                            $25,913                    $23,346
Jul-98                            $24,014                    $21,518
Aug-98                            $19,593                    $18,148
Sep-98                            $20,153                    $19,173
Oct-98                            $21,020                    $19,743
Nov-98                            $22,132                    $20,278
Dec-98                            $22,652                    $20,915
Jan-99                            $23,016                    $20,440
Feb-99                            $21,118                    $19,044
Mar-99                            $20,725                    $18,888
Apr-99                            $22,947                    $20,612
May-99                            $24,030                    $21,245
Jun-99                            $25,505                    $22,014
Jul-99                            $25,393                    $21,492
Aug-99                            $24,705                    $20,706
Sep-99                            $24,057                    $20,291
Oct-99                            $23,227                    $19,886
Nov-99                            $24,294                    $19,989
Dec-99                            $25,698                    $20,603
Jan-00                            $25,510                    $20,065
Feb-00                            $27,880                    $21,291
Mar-00                            $27,975                    $21,391
Apr-00                            $26,985                    $21,517
May-00                            $25,870                    $21,188
Jun-00                            $27,174                    $21,807
Jul-00                            $27,158                    $22,533
Aug-00                            $29,167                    $23,540
Sep-00                            $28,634                    $23,406
Oct-00                            $27,565                    $23,322
Nov-00                            $26,066                    $22,846

ANNUALIZED
TOTAL RETURN                               FROM
(%)              ONE YEAR   FIVE YEARS  APRIL 1993
--------------------------------------------------
                   7.30       11.88       13.31

- THE SERIES SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS BY INVESTING IN U.S. SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY $400 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF PUBLICLY TRADED U.S. COMPANIES.

- THE SERIES' RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF SMALL U.S. COMPANIES WITH HIGH BOOK-TO-MARKET RATIOS.

Past performance is not predictive of future performance.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

                           THE U.S. 6-10 VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000


                                                               SHARES          VALUE+
                                                               ------          ------
COMMON STOCKS -- (99.0%)
 *24/7 Media, Inc......................................      334,400   $      407,550
 *3-D Systems Corp.....................................      107,800        1,515,937
 *3Dfx Interactive, Inc................................      560,800        1,524,675
 *A Consulting Team, Inc...............................        4,400           11,412
 *A.C. Moore Arts & Crafts, Inc........................       80,100          538,172
 AAR Corp..............................................      549,550        5,701,581
 ABC Bancorp...........................................       20,280          179,985
 *ABC Rail Products Corp...............................       81,900          596,334
 Abington Bancorp, Inc.................................       43,000          407,156
 *Ablest, Inc..........................................       16,800           94,500
 Abrams Industries, Inc................................       10,000           37,500
 *Abraxas Petroleum Corp...............................       88,200          248,062
 *Acceptance Insurance Companies, Inc..................      278,100        1,320,975
 *Access Worldwide Communications, Inc.................       13,200           11,550
 *Accrue Software, Inc.................................      155,000          343,906
 Aceto Corp............................................       91,826          866,608
 *Acme Communications, Inc.............................      206,000        1,789,625
 *Acme United Corp.....................................        8,700           26,644
 *Acorn Products, Inc..................................       16,000           10,250
 *Action Performance Companies, Inc....................      264,500          810,031
 *Actionpoint, Inc.....................................       86,400          272,700
 Adams Resources & Energy, Inc.........................        6,600           83,325
 *Adaptive Broadband Corp..............................       50,000          352,344
 *ADE Corp.............................................      138,600        2,403,844
 *Adept Technology, Inc................................       76,200        1,164,431
 *Advance Lighting Technologies, Inc...................       81,200          601,387
 *Advanced Aerodynamics & Structures, Inc..............        1,800            1,828
 *Advanced Magnetics, Inc..............................       90,400          214,700
 Advanced Marketing Services, Inc......................       83,550        1,488,234
 *Advanced Neuromodulation Systems, Inc................       75,260        1,766,258
 Advanta Corp. Class A.................................      198,879        1,457,410
 Advanta Corp. Class B Non-Voting......................      333,097        1,972,559
 Advest Group, Inc.....................................      101,900        3,343,594
 *Aehr Test Systems....................................       81,400          407,000
 *AEP Industries, Inc..................................       65,350        2,701,814
 *Aerovox, Inc.........................................       80,600          209,056
 *Aetrium, Inc.........................................      136,400          598,881
 *Aftermarket Technology Corp..........................      190,300          606,581
 *AG Services America, Inc.............................        2,900           36,250
 Agco Corp.............................................      949,500        9,257,625
 *Agribrands International, Inc........................       65,800        2,878,750
 *AHL Services, Inc....................................      276,900        3,374,719
 *AHT Corp.............................................      164,200              164
 *Air Methods Corp.....................................       99,900          363,698
 Airborne Freight Corp.................................      498,900        4,739,550
 *Airgas, Inc..........................................    1,219,800        9,148,500
 *Airnet Systems, Inc..................................      200,900          740,819
 AK Steel Holding Corp.................................      122,941        1,121,837
 Alamo Group, Inc......................................      104,300        1,381,975
 *Alaska Air Group, Inc................................      309,500        8,646,656
 *Alaska Communications Systems Group, Inc.............      259,300        1,669,244
 *Albany International Corp. Class A...................       49,920          489,840

                                                               SHARES          VALUE+
                                                               ------          ------

 *Aldila, Inc..........................................      236,900   $      433,083
 Alfa Corp.............................................       72,600        1,343,100
 Alico, Inc............................................       81,000        1,356,750
 *All American Semiconductor, Inc......................        7,860           66,319
 Allen Organ Co. Class B...............................        5,000          278,750
 *Allen Telecom, Inc...................................      299,300        4,938,450
 Alliance Bancorp......................................      147,320        2,670,175
 *Alliance Semiconductor Corp..........................      408,700        5,325,872
 *Allied Healthcare Products, Inc......................      130,000          392,031
 *Allied Holdings, Inc.................................      111,535          557,675
 *Allied Research Corp.................................       64,400          563,500
 *Allied Riser Communications..........................      434,100          718,978
 *Allin Communications Corp............................       90,000          154,687
 *Allou Health & Beauty Care, Inc. Class A.............      101,500          367,937
 *Alltrista Corp.......................................       11,300          120,769
 *Almost Family, Inc...................................       13,700           46,237
 *Alpha Technologies Group, Inc........................       70,300          540,431
 *Alphanet Solutions, Inc..............................       92,400          210,787
 *Alterra Healthcare Corp..............................      489,200        1,008,975
 Ambanc Holding Co., Inc...............................       69,300        1,104,469
 *Ambassadors, Inc.....................................      149,900        2,515,509
 *AMC Entertainment, Inc...............................       91,700          194,862
 Amcast Industrial Corp................................      156,200        1,923,212
 *Amerco, Inc..........................................      204,500        3,834,375
 *America West Holdings Corp. Class B..................      760,300        7,080,294
 *American Aircarriers Support, Inc....................       83,100           46,744
 American Bank of Connecticut..........................       46,600          899,962
 American Biltrite, Inc................................       44,400          649,350
 *American Coin Merchandising, Inc.....................       64,200          164,512
 *American Ecology Corp................................       48,100          122,505
 *American Freightways Corp............................      629,100       17,516,503
 *American Healthcorp, Inc.............................       34,800          279,487
 *American Homestar Corp...............................      100,600           39,297
 *American Indemnity Financial Escrow..................       14,200           14,200
 *American Medical Electronics, Inc. (Escrow-Bonus)....       20,800                0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)...................................       20,800                0
 *American Medical Security Group, Inc.................      314,400        1,709,550
 *American Pacific Corp................................      112,000          542,500
 *American Physicians Services Group, Inc..............       49,500           81,211
 *American Retirement Corp.............................      148,200          570,570
 *American Shared Hospital Services....................        2,100            4,200
 *American Skiing Co...................................      119,200          283,100
 *American Software, Inc. Class A......................      186,500          364,258
 *American Technical Ceramics Corp.....................       73,400          697,300
 American Vanguard Corp................................        7,744           75,504
 American Woodmark Corp................................       35,010          520,774
 Americana Bancorp, Inc................................       28,430          322,503
 *Amerihost Properties, Inc............................       70,000          205,625
 *Ameripath, Inc.......................................      385,100        6,402,287
 *Ameristar Casinos, Inc...............................      186,900        1,062,994
 Ameron, Inc...........................................       58,700        2,010,475
 AmerUs Group Co.......................................      152,985        4,465,250

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Ames Department Stores, Inc..........................      590,800   $    1,190,831
 *Amistar Corp.........................................       42,300          108,394
 Ampco-Pittsburgh Corp.................................      207,200        2,253,300
 Amplicon, Inc.........................................       18,600          196,462
 *Amrep Corp...........................................      104,992          485,588
 *Amresco, Inc.........................................      136,700          281,944
 *Amtran, Inc..........................................      200,200        2,921,669
 Amwest Insurance Group, Inc...........................       67,290          164,019
 Analogic Corp.........................................       76,300        2,663,347
 *Analytical Surveys, Inc..............................        9,100            4,692
 Anchor Bancorp Wisconsin, Inc.........................       57,312          857,889
 Andersons, Inc........................................       88,300          775,384
 Andover Bancorp, Inc..................................       71,825        2,134,549
 *Angeion Corp.........................................        6,300            3,248
 Angelica Corp.........................................      179,600        1,706,200
 *Anicom, Inc..........................................      353,100          286,894
 *Ann Taylor Stores Corp...............................      150,900        3,131,175
 *Antigenics, Inc......................................       26,053          313,450
 Apogee Enterprises, Inc...............................      631,500        2,989,758
 *Applica, Inc.........................................      307,500        1,345,312
 *Applied Extrusion Technologies, Inc..................      230,800          569,787
 *Applied Graphics Technologies, Inc...................      347,000          900,031
 Applied Industrial Technologies, Inc..................      470,000        8,342,500
 *Applied Microsystems Corp............................      104,000          347,750
 Applied Signal Technologies, Inc......................      124,900          686,950
 *Arch Capital Group Ltd...............................       74,600        1,112,006
 Arch Chemicals, Inc...................................      275,700        4,962,600
 Arch Coal, Inc........................................      586,700        5,977,006
 *Arch Wireless, Inc...................................       95,800          106,278
 Arctic Cat, Inc.......................................      232,000        2,675,250
 Argonaut Group, Inc...................................      257,100        4,627,800
 *Ark Restaurants Corp.................................       14,900          101,506
 *Arkansas Best Corp...................................      220,900        3,251,372
 Armstrong Holdings, Inc...............................      567,500          532,031
 Arnold Industries, Inc................................      252,800        4,763,700
 *Arqule, Inc..........................................       85,100        2,029,103
 Arrow Financial Corp..................................        7,555          125,838
 Arvinmeritor, Inc.....................................       88,700        1,169,731
 *Asante Technologies, Inc.............................       94,200           83,897
 ASB Financial Corp....................................       14,700          141,947
 *Ascent Assurance, Inc................................          222              347
 *Ashworth, Inc........................................      232,000        1,631,250
 Astea International, Inc..............................       66,100           44,411
 Astro-Med, Inc........................................       56,475          243,548
 *Astronics Corp.......................................       22,687          253,811
 *Astronics Corp.......................................        2,268           25,373
 *Asyst Technologies, Inc..............................       73,800          800,269
 *Atchison Casting Corp................................      159,700          399,250
 *Athey Products Corp..................................       17,140            4,553
 *Atlanta Sosnoff Capital Corp.........................       66,100          685,787
 *Atlantic American Corp...............................       42,900           82,448
 *Atlantis Plastics, Inc...............................       60,000          228,750
 *Atrion Corp..........................................       37,750          457,719
 *Audio Visual Services Corp...........................      430,200          147,881
 *Audiovox Corp. Class A...............................      287,500        2,731,250
 *Ault, Inc............................................       96,700          610,419
 *Aurora Foods, Inc....................................      765,000        1,864,687
 *Auspex Systems, Inc..................................      281,300        1,727,358
 *Autologic Information International, Inc.............        7,100           16,752
 *Avalon Holding Corp. Class A.........................       25,112           65,919

                                                               SHARES          VALUE+
                                                               ------          ------

 *Avatar Holdings, Inc.................................       53,300   $    1,092,650
 *Aviall, Inc..........................................      277,200        1,403,325
 *Aviation Sales Co....................................      217,900          653,700
 *Avid Technology, Inc.................................      544,100        9,844,809
 *Avis Group Holdings, Inc.............................      469,900       15,124,906
 *Avteam, Inc. Class A.................................      175,500           76,781
 *Axsys Technologies, Inc..............................       57,500        1,415,937
 *Aztar Corp...........................................      667,100        9,672,950
 AZZ, Inc..............................................        2,500           42,187
 Badger Meter, Inc.....................................       21,200          500,850
 *Badger Paper Mills, Inc..............................       10,400           28,600
 Bairnco Corp..........................................      116,700          904,425
 Baker (J.), Inc.......................................      311,918        1,315,904
 *Baker (Michael) Corp.................................       80,800          646,400
 Baldwin & Lyons, Inc. Class B.........................       49,500          931,219
 *Baldwin Piano & Organ Co.............................       73,600          282,900
 *Baldwin Technology, Inc. Class A.....................      219,700          274,625
 *Ballantyne Omaha, Inc................................       34,600           23,787
 *Baltek Corp..........................................        5,100           37,612
 *Bancinsurance Corp...................................       60,270          271,215
 Bancorp Connecticut, Inc..............................       47,400          613,237
 Bandag, Inc...........................................      145,200        5,544,825
 Bandag, Inc. Class A..................................      185,800        5,945,600
 *Bank Plus Corp.......................................      283,400          925,478
 *Bank United Financial Corp. Class A..................      289,400        1,971,537
 Bank West Financial Corp..............................        2,100           15,094
 BankAtlantic Bancorp, Inc. Class A....................      168,883          622,756
 Banner Corp...........................................      269,401        3,561,144
 Banta Corp............................................        4,000           91,500
 Barnes Group, Inc.....................................       20,000          378,750
 *Barrett Business Services, Inc.......................       59,000          247,062
 *Barringer Technologies, Inc..........................       99,400          888,387
 *Barry (R.G.) Corp....................................      150,764          348,642
 *Basin Exploration, Inc...............................      164,300        3,260,328
 Bassett Furniture Industries, Inc.....................      190,450        2,196,127
 *Battle Mountain Gold Co..............................      930,400        1,453,750
 Bay View Capital Corp.................................      493,242        3,853,453
 *Baycorp Holdings, Ltd................................       44,000          346,500
 *Bayou Steel Corp. Class A............................      169,900          159,281
 *BCT International, Inc...............................       11,100           16,650
 *Be Aerospace, Inc....................................       10,500          146,016
 *Beazer Homes USA, Inc................................      129,300        4,048,706
 *BEI Electronics, Inc.................................       86,000          153,187
 BEI Technologies, Inc.................................      113,000        1,348,937
 *Bel Fuse, Inc. Class A...............................       28,000          946,750
 Bel Fuse, Inc. Class B................................       79,800        2,643,375
 *Belco Oil & Gas Corp.................................      175,500        1,502,719
 Bell Industries, Inc..................................      161,863          404,657
 *Bell Microproducts, Inc..............................      174,700        3,270,166
 *Bellwether Exploration Co............................      148,500          937,406
 *Benchmark Electronics, Inc...........................      137,600        3,973,200
 *Benton Oil & Gas Co..................................      330,100          515,781
 Bergen Brunswig Corp. Class A.........................      753,600       11,351,100
 Berkley (W.R.) Corp...................................      329,900       11,845,472
 *Berlitz International, Inc...........................      217,200        1,656,150
 *Bethlehem Steel Corp.................................    2,572,100        5,787,225
 *Beverly Enterprises..................................    1,973,900       10,856,450
 *BF Enterprises, Inc..................................        2,300           22,137
 BHA Group Holdings, Inc. Class A......................       19,200          304,200
 *Big 4 Ranch, Inc.....................................       73,300                0
 Bindley Western Industries, Inc.......................      203,654        6,415,101

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Bio Vascular, Inc....................................       90,900   $      363,600
 *Bioanalytical Systems, Inc...........................       11,400           27,075
 *Bionx Implants, Inc..................................      175,000          382,812
 *Bio-Rad Laboratories, Inc. Class A...................      177,625        5,861,625
 *BioReliance Corp.....................................       54,200          653,787
 *Biosite Diagnostics, Inc.............................       20,500          765,547
 *Biosource International, Inc.........................      127,300        1,845,850
 *Birmingham Steel Corp................................      615,700          769,625
 *Black Hawk Gaming & Development, Inc.................       47,000          325,328
 Blair Corp............................................      138,900        2,951,625
 Blimpie International.................................       28,000           36,750
 Block Drug Co., Inc. Class A..........................       40,688        2,145,020
 *Blonder Tongue Laboratories, Inc.....................        4,600           17,825
 *Bluegreen Corp.......................................      359,098          763,083
 BMC Industries, Inc...................................      463,500        2,317,500
 Bob Evans Farms, Inc..................................      226,600        4,624,056
 *Boca Resorts, Inc....................................      607,900        9,308,469
 *Bogen Communications International, Inc..............        5,000           23,906
 *Bolt Technology Corp.................................        4,400           16,500
 *Bombay Co., Inc......................................      742,540        1,809,941
 *Bon-Ton Stores, Inc..................................      220,300          647,131
 *Books-a-Million, Inc.................................      313,700          828,364
 *Boron, Lepore and Associates, Inc....................      220,600        2,123,275
 *Boston Biomedical, Inc...............................       53,000          125,875
 *Boston Communications Group, Inc.....................      109,200        2,248,837
 Bostonfed Bancorp, Inc................................       55,460        1,039,875
 Bowl America, Inc. Class A............................       51,450          443,756
 Bowne & Co., Inc......................................      648,732        5,230,402
 *Boyd Gaming Corp.....................................      534,100        2,069,637
 *Brass Eagle, Inc.....................................      136,700          692,044
 *Brigham Exploration Co...............................       45,700          165,662
 *BrightStar Information Technology Group, Inc.........      183,900          155,166
 Brookline Bancorp, Inc................................       47,800          519,825
 *Brooks Automation, Inc...............................       67,200        1,522,500
 *Brookstone, Inc......................................      122,800        1,554,187
 *Brown & Sharpe Manufacturing Co. Class A.............      234,275        1,142,091
 *Brown (Tom), Inc.....................................      268,000        7,169,000
 Brown Shoe Company, Inc...............................      344,000        3,676,500
 Brush Wellman, Inc....................................      225,209        4,307,122
 BSB Bancorp, Inc......................................      132,531        1,826,443
 *BTG, Inc.............................................       33,000          216,562
 *BTU International, Inc...............................       85,300          717,053
 *Buckhead America Corp................................       15,700           66,725
 *Budget Group, Inc....................................      736,800        1,243,350
 *Building Materials Holding Corp......................      252,300        2,014,458
 *Bull Run Corp........................................       89,000          169,656
 Burlington Coat Factory Warehouse Corp................      645,040        8,748,355
 *Burlington Industries, Inc...........................    1,155,800        1,516,987
 Bush Industries, Inc. Class A.........................       43,900          551,494
 *Butler International, Inc............................      111,700          593,406
 Butler Manufacturing Co...............................      105,000        2,559,375
 *BWAY Corp............................................      169,500          741,562
 *C.P. Clare Corp......................................      197,000          886,500
 Cadmus Communications Corp............................      133,700          940,078
 Calgon Carbon Corp....................................      660,000        3,712,500
 *Caliber Learning Network, Inc........................      267,100          417,344

                                                               SHARES          VALUE+
                                                               ------          ------

 *Calico Commerce, Inc.................................       30,000   $       47,812
 *California Coastal Communities, Inc..................       45,100          188,856
 *Callon Petroleum Co..................................       41,600          585,000
 Cal-Maine Foods, Inc..................................      110,800          467,437
 Camco Financial Corp..................................        8,183           71,857
 Cameron Financial Corp................................       32,700          666,262
 *Cannon Express, Inc. Class A.........................        6,900            6,469
 *Cannondale Corp......................................      142,600          516,925
 *Canterbury Information Technology, Inc...............          900            3,600
 *Capital Corp. of the West............................        2,800           32,200
 *Capital Crossing Bank................................       79,900          714,106
 *Capital Pacific Holdings, Inc........................      190,900          572,700
 *Capital Senior Living Corp...........................      357,200          870,675
 *Capital Trust, Inc...................................      105,400          447,950
 Capitol Bancorp, Ltd..................................       41,672          424,533
 Capitol Transamerica Corp.............................      121,800        1,453,987
 *Caprius, Inc.........................................        1,439              237
 Caraustar Industries, Inc.............................      169,100        1,527,184
 *Carbide/Graphite Group, Inc..........................      159,700          399,250
 *Cardiac Pathways Corp................................        3,000           11,484
 *Career Blazers, Inc. Trust Units.....................        9,540                0
 *CareMatrix Corp......................................        9,322            4,195
 *Carlyle Industries, Inc..............................       29,312            8,207
 Carpenter Technology Corp.............................      482,800       16,022,925
 *Carriage Services, Inc. Class A......................      226,000          339,000
 *Carrington Laboratories, Inc.........................      121,900          131,423
 Carter-Wallace, Inc...................................      285,500        8,582,844
 Cascade Corp..........................................      138,150        2,219,034
 *Casella Waste Systems, Inc. Class A..................      168,800          638,275
 Casey's General Stores, Inc...........................       49,100          572,322
 Cash America International, Inc.......................      375,700        1,596,725
 *Casino Data Systems..................................      231,800        1,253,169
 Castle (A.M.) & Co....................................      161,130        1,681,794
 *Castle Dental Centers, Inc...........................       58,600           19,228
 Castle Energy Corp....................................      147,700          996,975
 *Catalina Lighting, Inc...............................      110,200          254,837
 Cato Corp. Class A....................................      371,700        5,087,644
 Cavalier Homes, Inc...................................      352,281          308,246
 *CB Richard Ellis Services, Inc.......................      294,600        4,437,412
 CBRL Group, Inc.......................................      291,000        6,301,969
 *CCA Industries, Inc..................................       40,800           27,412
 CCBT Financial Companies, Inc.........................       22,400          405,300
 *Celadon Group, Inc...................................      112,100          455,406
 *Celebrity, Inc.......................................       26,325           19,612
 *Celeris Corporation..................................       56,333           72,177
 *Celeritek, Inc.......................................        2,800          100,187
 Cenit Bancorp, Inc....................................       54,900          638,212
 Central Bancorp, Inc..................................       24,900          396,844
 *Central Garden & Pet Co..............................      381,700        3,256,378
 Century Aluminum Co...................................      336,300        2,406,647
 *Century Business Services, Inc.......................      436,400          456,856
 *Ceradyne, Inc........................................       95,000          733,281
 *Ceres Group, Inc.....................................        6,600           38,775
 *CFM Technologies, Inc................................      108,300          534,731
 *Champion Enterprises, Inc............................      940,800        2,940,000
 Champion Industries, Inc..............................       72,100          159,972
 *Champps Entertainment, Inc...........................      130,800        1,044,356
 *Charming Shoppes, Inc................................    1,772,900       10,083,369
 *Chart House Enterprises, Inc.........................      170,400          777,450
 *Chase Industries, Inc................................      123,150          954,412

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Check Technology Corp................................       70,700   $      262,916
 *Checkers Drive-In Restaurant, Inc....................      136,221          549,141
 *Checkpoint System, Inc...............................      537,300        4,432,725
 Chemed Corp...........................................      109,500        3,764,062
 Chemfirst, Inc........................................       76,600        1,551,150
 Chesapeake Corp.......................................      208,800        3,497,400
 *Chesapeake Energy Corp...............................    1,312,800        7,630,650
 Chester Valley Bancorp................................        1,376           23,435
 Chicago Rivet & Machine Co............................       11,800          211,662
 *Children's Comprehensive Services, Inc...............      163,200          520,200
 *Childtime Learning Centers, Inc......................       43,500          256,922
 *Chiquita Brands International, Inc...................    1,343,131        2,266,534
 *Cholestech Corp......................................        8,900           51,731
 *Chromcraft Revington, Inc............................       17,700          130,537
 *Chronimed, Inc.......................................       45,100          331,203
 *Chyron Corp..........................................      105,500          204,406
 CICOR International, Inc..............................      157,800        1,558,275
 *CIDCO, Inc...........................................      267,100          429,864
 *Ciprico, Inc.........................................       74,600          627,106
 *Circuit City Stores, Inc. (Carmax Group).............      549,800        2,199,200
 *Circuit Systems, Inc.................................       53,000           14,575
 *Citadel Holding Corp. Class A........................       58,640          172,255
 *Citation Holding Corp. Class B.......................       14,660           44,896
 Citizens Banking Corp.................................       37,250          876,539
 *Citizens, Inc. Class A...............................       82,089          502,797
 City Holding Co.......................................       97,100          576,531
 *Civic Bancorp........................................       41,557          649,328
 CKE Restaurants, Inc..................................    1,006,900        2,454,319
 *Clarent Corp.........................................       44,901          544,425
 *Clean Harbors, Inc...................................      166,100          308,842
 Cleveland Cliffs, Inc.................................      191,300        3,790,131
 *Clintrials Research, Inc.............................      335,000        1,832,031
 CNA Surety Corp.......................................       64,500          757,875
 *CNS, Inc.............................................      235,700          758,659
 Coachmen Industries, Inc..............................      261,300        2,237,381
 *Coast Dental Services, Inc...........................      145,600          200,200
 *Coast Distribution System............................       90,200           78,925
 Coastal Bancorp, Inc..................................      116,900        2,217,447
 *Coastcast Corp.......................................      106,000        1,835,125
 *Cobra Electronic Corp................................       83,900          474,559
 *Coeur d'Alene Mines Corp.............................      417,500          469,687
 *Cohesion Technologies, Inc...........................      117,300          652,481
 Cold Metal Products, Inc..............................       70,400          129,800
 Cole National Corp. Class A...........................      206,900        1,823,306
 Collins Industries, Inc...............................       28,200           93,412
 *Columbia Banking System, Inc.........................       60,056          750,700
 *Columbus Energy Corp.................................       50,932          420,189
 Columbus McKinnon Corp................................       34,200          345,206
 *Comdial Corp.........................................      209,400          372,994
 *Comforce Corp........................................       64,700           97,050
 *Comfort Systems USA, Inc.............................      540,100        1,687,812
 *Command Systems, Inc.................................       24,400           51,850
 Commercial Bancshares, Inc............................       27,834          470,569
 Commercial Bank of New York...........................       26,400          305,250
 Commercial Metals Co..................................      233,633        5,724,008
 Commercial National Financial Corp....................       14,000          242,375
 Commonwealth Bancorp, Inc.............................      169,300        2,523,628
 Commonwealth Industries, Inc..........................      378,000        1,748,250
 Communications Systems, Inc...........................        6,400           59,600

                                                               SHARES          VALUE+
                                                               ------          ------

 Community Bank System, Inc............................       58,000   $    1,284,700
 Community Financial Corp..............................       14,300          144,787
 Community Financial Group, Inc........................       12,800          152,000
 Community First Brokerage Co..........................       12,400          254,200
 Community Savings Bankshares, Inc.....................       37,200          466,162
 Community Trust Bancorp, Inc..........................       56,107          825,825
 *Compucom Systems, Inc................................      746,700        1,225,055
 *Computer Horizons Corp...............................      330,500        1,146,422
 *Computer Learning Centers, Inc.......................       43,300           36,534
 *Computer Motion, Inc.................................       38,300          152,003
 *Computer Network Technology Corp.....................       57,350        1,345,933
 *Comshare, Inc........................................      104,250          306,234
 *Comstock Resources, Inc..............................      424,000        3,657,000
 *Comtech Telecommunications Corp......................        4,900           49,306
 *Concord Camera Corp..................................       85,000        1,694,687
 *Cone Mills Corp......................................      555,000        1,838,437
 *Congoleum Corp. Class A..............................       97,400          292,200
 *Conmed Corp..........................................      207,161        2,984,413
 *Consolidated Freightways Corp........................      411,500        1,491,687
 *Consolidated Graphics, Inc...........................      188,900        1,948,031
 *Continental Materials Corp...........................        4,600           55,775
 *Cooker Restaurant Corp...............................      135,000          143,437
 Cooper Tire & Rubber Co...............................      158,200        1,463,350
 Cooperative Bankshares, Inc...........................       20,800          201,500
 *CoorsTek, Inc........................................       71,900        1,766,044
 *Copart, Inc..........................................      241,600        4,144,950
 *Core Materials Corp..................................          500              750
 *Core, Inc............................................        7,400           21,506
 *Cornell Corrections, Inc.............................      159,500          647,969
 *Correctional Services Corp...........................      126,500          318,227
 *Corrpro Companies, Inc...............................      123,575          440,236
 Corus Bankshares, Inc.................................       30,700        1,244,309
 *Cost-U-Less, Inc.....................................       35,000           41,562
 *Cotelligent Group, Inc...............................      186,400          302,900
 Cotton States Life Insurance Co.......................        8,300           71,069
 Courier Corp..........................................       23,400          646,425
 *Covenant Transport, Inc. Class A.....................      246,800        2,090,087
 *Coventry Health Care, Inc............................      249,900        5,279,137
 *Cover-All Technologies, Inc..........................       31,901           13,159
 Covest Bancshares, Inc................................       48,825          601,158
 CPAC, Inc.............................................       85,400          569,778
 CPB, Inc..............................................      107,000        2,688,375
 CPI Corp..............................................       86,400        1,927,800
 *Craig (Jenny), Inc...................................      247,800          340,725
 *Craig Corp...........................................       51,700          155,100
 *Credit Acceptance Corp...............................      743,700        4,055,489
 *Creditrust Corp......................................       15,500            4,495
 *Crestline Capital Corp...............................       14,500          347,094
 *Criticare Systems, Inc...............................       91,000          207,594
 *Cross (A.T.) Co. Class A.............................      234,300        1,259,362
 *Crossman Communities, Inc............................       40,800          780,300
 *Crown Central Petroleum Corp. Class A................       79,000          602,375
 *Crown Central Petroleum Corp. Class B................       68,700          515,250
 Crown Crafts, Inc.....................................      170,700           58,678
 *Crown Group, Inc.....................................       68,300          307,350
 *Crown-Andersen, Inc..................................       22,900           94,462
 *CSK Auto Corp........................................      523,000        1,536,312
 *CSP, Inc.............................................       40,800          155,550
 *CSS Industries, Inc..................................      186,500        3,555,156

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *CTB International Corp...............................       74,000   $      605,875
 Cubic Corp............................................      131,350        4,613,669
 Culp, Inc.............................................      201,218          540,773
 *Cumulus Media, Inc. Class A..........................      501,900        2,187,970
 *Curative Health Services, Inc........................      158,800          868,437
 Curtiss-Wright Corp...................................       94,900        4,602,650
 *Cyberoptics Corp.....................................       40,100          739,344
 *Cybersource Corp.....................................       24,300           74,798
 *Cybex International, Inc.............................      114,200          306,912
 *Cylink Corp..........................................       41,200          137,762
 *Cyrk, Inc............................................      357,000          847,875
 *Cysive, Inc..........................................      175,000        1,178,516
 *Cytrx Corp...........................................       14,600           13,231
 *D A Consulting Group, Inc............................      119,200          145,275
 Dain Rauscher Corp....................................       57,800        5,418,750
 *Dairy Mart Convenience Stores, Inc...................        9,000           35,437
 *Damark International, Inc. Class A...................       75,100          558,556
 *Dan River, Inc. Class A..............................      452,200          960,925
 *Danielson Holding Corp...............................       57,300          222,037
 *Data I/O Corp........................................       90,600          327,009
 Data Research Association, Inc........................       19,000           99,750
 *Data Systems & Software, Inc.........................       91,900          439,397
 *Datakey, Inc.........................................        9,700           40,012
 *Dataram Corp.........................................       37,780          476,972
 *DataTRAK International, Inc..........................       59,200          212,750
 *Datron Systems, Inc..................................       43,700          520,303
 *Datum, Inc...........................................       88,400        1,947,562
 *Dave and Busters, Inc................................      160,540        1,484,995
 *DaVita, Inc..........................................      587,300        6,203,356
 *Dawson Geophysical Co................................       68,900          600,722
 *Daxor Corp...........................................       52,000          552,500
 Deb Shops, Inc........................................       97,000        1,209,469
 *Deckers Outdoor Corp.................................      117,000          533,812
 *Decora Industries, Inc...............................        9,900              841
 Decorator Industries, Inc.............................       24,232           65,123
 *Del Global Technologies Corp.........................      177,800        1,533,525
 *dELiA*s Corp.........................................      504,858          418,086
 *Delphi Financial Group, Inc. Class A.................       14,230          503,386
 Delta Apparel, Inc....................................       52,000          819,000
 *Delta Financial Corp.................................      144,900           45,281
 Delta Natural Gas Co., Inc............................       26,100          479,587
 *Delta Woodside Industries, Inc.......................      520,000          552,500
 Deltic Timber Corp....................................      108,400        2,201,875
 *Denali, Inc..........................................       69,500           16,289
 *Designs, Inc.........................................      178,800          427,444
 *Detection Systems, Inc...............................      101,000        1,129,937
 *Detrex Corp..........................................       12,800           74,000
 *Devcon International Corp............................       55,100          306,494
 *Diedrich Coffee, Inc.................................           52               29
 *Digi International, Inc..............................      339,200        2,093,500
 Dime Community Bancorp, Inc...........................      196,600        4,024,156
 Dimon, Inc............................................      890,500        3,061,094
 *Diodes, Inc..........................................       29,250          323,578
 *Discount Auto Parts, Inc.............................      321,800        2,031,362
 *Diversified Corporate Resources, Inc.................        5,400           20,250
 *Dixie Group, Inc.....................................      183,919          543,136
 *Dixon Ticonderoga Co.................................       30,150          118,716
 *Dollar Thrifty Automotive Group, Inc.................      465,600        8,148,000
 *Dominion Homes, Inc..................................       76,400          592,100
 Donegal Group, Inc....................................       93,744          931,581
 *Donna Karan International, Inc.......................       42,100          207,869

                                                               SHARES          VALUE+
                                                               ------          ------

 Donnelly Corp. Class A................................       78,525   $    1,014,543
 Downey Financial Corp.................................      253,913       11,553,041
 *Dress Barn, Inc......................................      294,123        6,856,742
 *Drew Industries, Inc.................................       11,200           63,000
 *DRS Technologies, Inc................................       73,475        1,010,281
 *DT Industries, Inc...................................      222,000        2,204,460
 *Duck Head Apparel Co., Inc...........................       52,000          143,000
 *Duckwall-Alco Stores, Inc............................      106,300          762,370
 *Ducommun, Inc........................................       33,700          400,187
 *Dura Automotive Systems, Inc.........................      311,763        1,938,776
 *DVI, Inc.............................................      243,500        4,032,969
 *Dwyer Group, Inc.....................................        9,200           18,112
 *Dynamics Research Corp...............................       85,636          701,145
 *E Com Ventures, Inc..................................       27,000           23,625
 Eagle Bancshares, Inc.................................       75,900          704,447
 *Eagle Food Centers, Inc..............................      124,300           83,514
 *Eagle Point Software Corp............................       87,700          306,950
 Earthgrains Co........................................      235,300        5,338,369
 Eastern Co............................................       29,400          448,350
 *eBT International, Inc...............................      229,000          593,969
 ECC International Corp................................      109,500          369,562
 Ecology & Environment, Inc. Class A...................       25,700          157,412
 Edelbrock Corp........................................       89,100          879,862
 *Edge Petroleum Corp..................................        6,000           28,031
 *Edgewater Technology, Inc............................      342,600        1,884,300
 Edo Corp..............................................       66,100          545,325
 *Educational Insights, Inc............................       49,300           47,759
 *EduTrek International, Inc...........................        4,800           15,450
 EFC Bancorp, Inc......................................        5,000           44,375
 *EFTC Corp............................................      329,200          504,087
 *eGain Communications Corp............................       49,563          127,005
 *EGL, Inc.............................................        4,200          144,244
 *El Paso Electric Co..................................       33,500          458,950
 *Elan Corp. P.L.C. ADR................................       41,112        2,217,478
 *Elcom International, Inc.............................       18,300           34,027
 *Elcotel, Inc.........................................       11,900            4,834
 *Elder-Beerman Stores Corp............................      214,500          717,234
 *Electro Rent Corp....................................       77,200          870,912
 *Electroglas, Inc.....................................       86,500        1,116,391
 *Elite Information Group, Inc.........................      180,800          904,000
 Ellett Brothers, Inc..................................       72,400          150,456
 *eLOT, Inc............................................      243,500          140,773
 *ELXSI Corp...........................................       27,900          284,231
 EMC Insurance Group, Inc..............................      124,900        1,260,709
 *Emcee Broadcast Products, Inc........................       50,000           79,687
 *Emcor Group, Inc.....................................       17,000          420,750
 Empire Federal Bancorp, Inc...........................        1,100           13,887
 *EMS Technologies, Inc................................      110,450        1,297,787
 *En Pointe Technologies, Inc..........................       36,500          144,859
 *Encad, Inc...........................................      241,900          408,206
 *Encompass Services Corp..............................      923,675        3,348,322
 *Encore Wire Corp.....................................      101,300          661,616
 Energen Corp..........................................      175,800        5,021,287
 Enesco Group, Inc.....................................      296,900        1,744,287
 Engineered Support Systems, Inc.......................       43,550          966,266
 Enhance Financial Services Group, Inc.................      750,700        9,993,694
 Ennis Business Forms, Inc.............................        6,000           43,500
 *Enserch Exploration Corp.............................      848,618        2,864,086
 *Entrada Networks, Inc................................       50,280           92,704
 *Environmental Elements Corp..........................       14,500           23,562

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Environmental Technologies Corp......................       35,800   $       31,884
 *ePresence, Inc.......................................      164,200          631,144
 *Equinox Systems, Inc.................................       87,550          833,093
 *Equity Marketing, Inc................................        5,800           71,775
 *Equity Oil Co........................................      180,300          456,384
 *Esco Technologies, Inc...............................      240,300        4,265,325
 Espey Manufacturing & Electronics Corp................        3,800           64,362
 *Esterline Technologies Corp..........................      268,542        5,253,353
 Ethyl Corp............................................    1,130,000        1,483,125
 *Evans & Sutherland Computer Corp.....................      184,000        1,138,500
 *Exabyte Corp.........................................      373,100        1,276,702
 Exide Corp............................................      378,900        3,433,781
 *Exponent, Inc........................................       91,400          874,012
 *Extended Stay America, Inc...........................      535,600        6,661,525
 Ezcorp, Inc. Class A Non-Voting.......................      246,000          242,156
 *E-Z-Em, Inc. Class A.................................       45,200          289,562
 *E-Z-Em, Inc. Class B.................................        3,843           24,259
 Fab Industries, Inc...................................       87,081        1,132,053
 *Fairchild Corp. Class A..............................      482,729        2,534,327
 *Fairfield Communities, Inc...........................       20,000          278,750
 Falcon Products, Inc..................................      112,100          833,744
 *Fansteel, Inc........................................       91,700          332,412
 *Farm Family Holdings, Inc............................       30,500        1,288,625
 Farmer Brothers Co....................................          484           93,170
 *Faro Technologies, Inc...............................       18,200           68,819
 Farrel Corp...........................................       62,200           58,312
 FBL Financial Group, Inc. Class A.....................      516,200        7,517,162
 *Featherlite Manufacturing, Inc.......................       27,900           51,441
 Federal Screw Works...................................        2,000           84,750
 Federal-Mogul Corp....................................    1,511,600        2,928,725
 *FEI Co...............................................      225,450        3,790,378
 FFLC Bancorp..........................................       50,833          730,724
 FFY Financial Corp....................................       84,600        1,028,419
 *Fibermark, Inc.......................................      110,350          993,150
 *Fiberstars, Inc......................................       12,900           86,269
 Fidelity Bancorp, Inc.................................       32,700          591,666
 Fidelity Bankshares, Inc..............................        8,000          157,000
 *Fidelity Federal Bancorp.............................       20,000           33,750
 Fidelity National Corp................................      102,000          659,812
 Fidelity National Financial, Inc......................      133,200        3,188,475
 *Finish Line, Inc. Class A............................      302,200        2,436,487
 *Finishmaster, Inc....................................      120,000          592,500
 *Finlay Enterprises, Inc..............................       50,800          596,900
 Finova Group, Inc.....................................      819,400          409,700
 *Firebrand Financial Group, Inc.......................       86,400           49,950
 *First Aviation Services, Inc.........................        9,000           43,594
 First Bancorp.........................................       60,469          927,821
 First Bell Bancorp, Inc...............................       59,600          750,587
 *First Cash, Inc......................................      131,900          373,030
 First Charter Corp....................................       13,700          184,522
 First Citizens Bancshares, Inc........................        5,700          410,578
 First Defiance Financial Corp.........................      131,000        1,432,812
 First Essex Bancorp...................................       95,700        1,773,441
 First Federal Bancshares of Arkansas, Inc.............       60,200        1,106,175
 First Federal Capital Corp............................      131,220        1,484,426
 First Federal of East Hartford........................       31,000          968,750
 First Financial Holdings, Inc.........................      100,600        1,647,325
 First Indiana Corp....................................       92,906        2,093,288

                                                               SHARES          VALUE+
                                                               ------          ------

 *First Investors Financial Services Group, Inc........      126,700   $      483,044
 First Keystone Financial, Inc.........................       38,800          402,550
 First Mariner Bank Corp...............................       43,600          204,375
 First Midwest Financial, Inc..........................       27,000          241,312
 First Niagara Financial Group, Inc....................       61,700          583,258
 First Oak Brook Bancshares, Inc. Class A..............       29,000          459,469
 *First Republic Bank..................................      128,452        3,628,769
 First Sentinel Bancorp, Inc...........................      336,800        3,294,325
 *First Team Sports, Inc...............................       99,300          108,609
 FirstBank NW Corp.....................................       11,600          134,487
 *FirstCity Financial Corp.............................        8,300           15,822
 Firstfed America Bancorp, Inc.........................       14,900          201,150
 *FirstFed Financial Corp..............................      381,400       10,130,937
 Firstspartan Financial Corp...........................       38,700        1,252,912
 *Firstwave Technologies, Inc..........................       45,700           79,975
 *Fischer Imaging Corp.................................      100,600          304,944
 Flag Financial Corp...................................       27,550          147,220
 Flagstar Bancorp, Inc.................................      145,900        1,960,531
 *Flander Corp.........................................      579,000        1,076,578
 Fleetwood Enterprises, Inc............................      489,900        6,123,750
 Fleming Companies, Inc................................      615,197        7,267,015
 Flexsteel Industries, Inc.............................       90,400          963,325
 Florida Rock Industries, Inc..........................       25,000          826,562
 *Florsheim Group, Inc.................................      120,800          154,775
 *Flour City International, Inc........................        2,400            4,275
 Flushing Financial Corp...............................      137,250        2,088,773
 FNB Financial Services Corp...........................       11,900          130,900
 *Foilmark, Inc........................................       84,758          337,708
 *Foodarama Supermarkets, Inc..........................       13,400          268,000
 Foothill Independent Bancorp..........................       45,818          498,271
 *Forest Oil Corp......................................       65,100          805,612
 *Fortune Financial, Inc...............................       86,300          194,175
 *Foster (L.B.) Co. Class A............................      169,900          520,319
 Foster Wheeler Corp...................................      927,100        3,708,400
 *FPIC Insurance Group, Inc............................      163,500        1,632,445
 Frankfort First Bancorp, Inc..........................       25,650          331,847
 Franklin Bank National Associaton Southfield, MI......       49,283          432,766
 *Franklin Covey Co....................................      352,400        2,819,200
 *Franklin Electronic Publishers, Inc..................      112,300          786,100
 Freds, Inc. Class A...................................      215,750        4,321,742
 Fremont General Corp..................................    1,215,800        3,267,462
 *French Fragrances, Inc...............................       33,100          359,962
 Frequency Electronics, Inc............................       87,000        1,131,000
 *Fresh America Corp...................................       32,200           37,231
 *Fresh Choice, Inc....................................       65,100          115,959
 *Friede Goldman International.........................      232,176          943,215
 *Friedman Billings Ramsey Group, Inc. Class A.........      227,300        1,392,212
 Friedman Industries, Inc..............................      108,195          338,109
 Friedmans, Inc. Class A...............................      240,500        1,202,500
 Frisch's Restaurants, Inc.............................       92,392        1,247,292
 *Fritz Companies, Inc.................................      316,800        2,079,000
 *Frozen Food Express Industries, Inc..................      328,600          677,737
 FSF Financial Corp....................................        9,400          137,475
 *FSI International, Inc...............................      254,500        2,262,664
 *FTI Consulting, Inc..................................       73,900          526,537
 GA Financial, Inc.....................................       75,100          919,975
 *Gadzooks, Inc........................................      122,900        2,223,722

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 Gainsco, Inc..........................................      407,700   $    1,070,212
 *Galey & Lord, Inc....................................      272,200          527,387
 *GameTech International, Inc..........................       58,900          243,883
 Garan, Inc............................................       58,000        1,326,750
 *Garden Fresh Restaurant Corp.........................       69,700          546,709
 *Gart Sports Co.......................................       16,637          219,920
 *Gasonics International, Inc..........................       59,700          805,950
 Gaylord Entertainment Co..............................      136,000        3,068,500
 GBC Bancorp...........................................       66,400        2,313,625
 *GC Companies, Inc....................................      135,900          195,356
 *Geerling & Wade, Inc.................................       27,500           51,992
 *Gehl Co..............................................      117,800        1,354,700
 Gencorp, Inc..........................................      680,100        5,440,800
 *General Binding Corp.................................       19,400          157,625
 General Cable Corp....................................      210,800        1,198,925
 *General Communications, Inc. Class A.................      896,900        4,470,486
 *General Datacomm Industries, Inc.....................       20,100           36,431
 *Genesee & Wyoming, Inc...............................       39,300        1,174,087
 *Genlyte Group, Inc...................................       91,600        2,146,875
 *GenStar Therapeutics Corporation.....................       14,000          141,750
 *Gensym Corp..........................................       74,000          148,000
 *Gentiva Health Services..............................       70,175          888,152
 *Gerber Childrenswear, Inc............................       49,900          237,025
 Gerber Scientific, Inc................................      375,800        2,630,600
 *Getty Petroleum Marketing, Inc.......................      209,600        1,100,400
 *Giant Group, Ltd.....................................       50,600            9,108
 *Giant Industries, Inc................................      191,600        1,413,050
 Gibraltar Steel Corp..................................      143,100        1,940,794
 *Giga-Tronics, Inc....................................       20,800          134,225
 *G-III Apparel Group, Ltd.............................       98,600          662,469
 *Gish Biomedical, Inc.................................       47,900           80,831
 Glatfelter (P.H.) Co..................................      673,500        7,745,250
 *Glenayre Technologies, Inc...........................      679,100        3,098,394
 *Global Sources, Ltd..................................        8,704          192,576
 *Global Vacation Group, Inc...........................      169,000          433,062
 Golden Enterprises, Inc...............................       17,200           63,962
 *Golden State Vintners, Inc...........................       76,400          563,450
 *Good Guys, Inc.......................................      305,900        1,089,769
 *Goodys Family Clothing...............................      454,800        1,790,775
 Gorman-Rupp Co........................................       44,000          764,500
 *Gottschalks, Inc.....................................      231,700        1,042,650
 *GP Strategies Corp...................................      222,665        1,155,075
 *Gradco Systems, Inc..................................       91,550          120,159
 *Graham Corp..........................................       27,150          264,712
 Granite Construction, Inc.............................      134,200        3,732,437
 Granite State Bankshares, Inc.........................       22,800          471,675
 *Graphic Packaging International Corp.................      630,600          906,487
 Gray Communications Systems, Inc......................       35,950          566,212
 Great American Financial Resources, Inc...............       11,600          208,800
 Great Atlantic & Pacific Tea Co., Inc.................      628,200        5,143,387
 *Greenbriar Corp......................................       10,700            5,350
 Greenbrier Companies, Inc.............................      247,900        2,370,544
 *Griffin Land & Nurseries, Inc. Class A...............       25,000          328,125
 *Griffon Corp.........................................      475,600        2,972,500
 *Group 1 Automotive, Inc..............................       98,900          890,100
 *Group 1 Software, Inc................................       25,350          337,472
 *GTSI Corp............................................      153,400          599,219
 Guaranty Federal Bancshares, Inc......................       15,300          181,209
 *Guaranty Financial Corp..............................       22,000          118,250

                                                               SHARES          VALUE+
                                                               ------          ------

 *Guest Supply, Inc....................................       76,200   $    1,323,975
 Guilford Mills, Inc...................................      436,800          655,200
 *Gulf Island Fabrication, Inc.........................        9,700          153,078
 *Gulfmark Offshore, Inc...............................      107,400        2,554,106
 *Gundle/SLT Environmental, Inc........................      250,800          627,000
 *Gymboree Corp........................................      457,100        5,928,016
 *GZA Geoenvironmental Technologies, Inc...............       42,700          266,875
 Haggar Corp...........................................      107,325        1,455,595
 *Hahn Automotive Warehouse, Inc.......................       38,746           23,611
 *Halifax Corp.........................................       24,000           91,500
 *Hallwood Group, Inc..................................          100              325
 *Ha-Lo Industries, Inc................................      389,000        1,264,250
 *Hampshire Group, Ltd.................................       19,100          168,319
 *Hampton Industries, Inc..............................       79,094           98,867
 Hancock Fabrics, Inc..................................      242,300          954,056
 Hancock Holding Co....................................        1,600           51,200
 *Handleman Co.........................................      474,436        3,321,052
 *Hanger Orthopedic Group, Inc.........................      311,000          660,875
 Harbor Florida Bancshares, Inc........................       17,500          213,828
 Hardinge Brothers, Inc................................      155,200        1,920,600
 Harleysville Group, Inc...............................      460,200       11,318,044
 Harman International Industries, Inc..................       18,300          667,950
 *Harolds Stores, Inc..................................        2,000            3,000
 *Harry's Farmers Market, Inc. Class A.................       46,100           25,211
 *Hartmarx Corp........................................      696,000        1,609,500
 *Harvey Entertainment Co..............................       52,400           22,106
 *Hastings Entertainment, Inc..........................      174,000          402,375
 Hastings Manufacturing Co.............................        1,700            9,987
 *Hathaway Corp........................................       45,300          144,394
 *Hauser, Inc..........................................       42,275           20,477
 Haven Bancorp, Inc....................................      117,000        3,758,625
 Haverty Furniture Co., Inc............................      280,200        2,977,125
 *Hawaiian Airlines, Inc...............................      568,400        1,172,325
 *Hawk Corp............................................      191,000        1,193,750
 *Hawker Pacific Aerospace.............................       84,000          312,375
 *Hawthorne Financial Corp.............................       85,700        1,079,284
 HCC Insurance Holdings, Inc...........................       34,100          831,187
 *Headway Corporate Resources, Inc.....................      113,200          191,025
 *Health Management Systems, Inc.......................      276,400          336,862
 *Health Risk Management, Inc..........................       72,700          527,075
 *Health Systems Design Corp...........................       90,000          177,187
 *Healthcare Recoveries, Inc...........................       77,600          259,475
 *Healthcare Services Group, Inc.......................      192,300          979,528
 *Healthcor Holdings...................................       65,300              979
 *Healthplan Services Corp.............................      302,298        2,852,937
 *Hector Communications Corp...........................        9,500           98,562
 *HEI, Inc.............................................        5,700           54,863
 Heico Corp............................................       14,900          235,606
 Heico Corp. Class A...................................        1,490           17,321
 Heritage Financial Corp...............................       24,100          244,013
 *Herley Industries, Inc...............................       26,733          517,116
 *Hexcel Corp..........................................      438,550        4,083,997
 HF Financial Corp.....................................       52,150          519,870
 *High Plains Corp.....................................      246,300          581,114
 *Highlands Insurance Group, Inc.......................      226,410        2,136,744
 *Hirsch International Corp. Class A...................       90,000           82,969
 *Hi-Shear Industries, Inc.............................       53,500          136,258
 *Hi-Tech Pharmacal, Inc...............................       55,900          227,094
 *HMI Industries, Inc..................................       27,800           31,709
 HMN Financial, Inc....................................       70,000          892,500

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Hoenig Group, Inc....................................      104,700   $    1,105,894
 *Holiday RV Superstores, Inc..........................       70,700          311,522
 Holly Corp............................................      118,900        1,605,150
 *Hollywood Casino Corp. Class A.......................       32,900          285,819
 *Hollywood Entertainment Corp.........................      611,100          592,003
 *Hologic, Inc.........................................      314,500        1,592,156
 Home Federal Bancorp..................................       34,875          529,664
 Home Loan Financial Corp..............................          700            5,119
 Home Port Bancorp, Inc................................       14,500          529,703
 *Home Products International, Inc.....................      125,550          209,904
 *Homebase, Inc........................................      839,650        1,154,519
 *Homegold Financial, Inc..............................       50,000           24,563
 *Homeland Holding Corp................................        6,900            5,822
 Horizon Financial Corp................................      100,865          977,130
 *Horizon Health Corp..................................      122,400          631,125
 *Horizon Offshore, Inc................................      161,900        2,570,163
 *Horizon Organic Holding Corp.........................       40,000          282,500
 *Horizon Pharmacies, Inc..............................       38,200           62,075
 *Houston Exploration Co...............................      272,600        7,223,900
 *Hovnanian Enterprises, Inc. Class A..................      257,084        1,976,333
 Howell Corp...........................................      104,200        1,289,475
 *HPSC, Inc............................................       47,200          250,160
 *HS Resources, Inc....................................      247,600        8,031,525
 *Hub Group, Inc. Class A..............................      109,500          780,188
 *Hudson Hotels Corp...................................        4,766            9,383
 Hudson River Bancorp, Inc.............................      186,500        2,395,359
 *Hudson Technologies, Inc.............................       54,900          130,388
 *Huffy Corp...........................................      180,400        1,251,525
 Hughes Supply, Inc....................................      389,350        5,665,043
 Hunt (J.B.) Transport Services, Inc...................      671,800        8,796,381
 Hunt Corp.............................................      157,850          641,266
 *Huntco, Inc. Class A.................................       92,600           92,600
 *Hurco Companies, Inc.................................       92,800          319,000
 *Hutchinson Technology, Inc...........................      547,800        8,576,494
 *Hycor Biomedical, Inc................................       63,300          354,084
 *Hypercom Corp........................................      224,800          772,750
 *Hyseq, Inc...........................................      161,600        1,954,350
 *iBasis, Inc..........................................       69,700          299,492
 Iberiabank Corp.......................................      107,800        1,906,713
 *Ico, Inc.............................................      241,800          404,259
 *ICT Group, Inc.......................................       48,500          465,297
 *ICU Medical, Inc.....................................       61,400        1,724,956
 *IdeaMall, Inc........................................      132,400          194,463
 *IEC Electronics Corp.................................      134,000          180,063
 *IFR Systems, Inc.....................................      145,900          569,922
 *IHOP Corp............................................       69,900        1,393,631
 *II-VI, Inc...........................................      239,400        3,770,550
 Ikon Office Solutions, Inc............................      872,100        2,616,300
 *Il Fornaio (America) Corp............................        8,800          114,125
 *Imation Corp.........................................      162,100        2,573,338
 IMCO Recycling, Inc...................................      349,700        1,573,650
 *Immucor, Inc.........................................      168,900          723,103
 *Imperial Credit Industries, Inc......................      733,500          607,430
 *Imperial Sugar Co....................................      697,400          653,813
 *Impreso.com, Inc.....................................        6,500           16,555
 Independence Holding Co...............................       57,860          723,250
 Independent Bank East.................................       81,612        1,361,900
 Industrial Bancorp, Inc...............................       29,200          367,738
 *Industrial Distribution Group, Inc...................      178,900          424,888
 *Industrial Holdings, Inc.............................        9,200           15,381
 *Infinium Software, Inc...............................       74,400          190,650

                                                               SHARES          VALUE+
                                                               ------          ------

 *Infocrossing, Inc....................................       20,800   $      226,200
 *InFocus Corporation..................................       92,000        2,846,250
 *Infogrames, Inc......................................       14,280           89,696
 *Infonautics Corp. Class A............................       64,100           53,083
 *Information Resources, Inc...........................      537,000        2,013,750
 Ingles Market, Inc. Class A...........................      211,100        1,965,869
 *Innodata Corp........................................           94            1,601
 *Innotrac Corp........................................      147,400          700,150
 *Innovative Clinical Solutions, Ltd...................        8,426            8,031
 *Innovative Gaming Corp. of America...................        6,600            5,878
 *Innoveda, Inc........................................      302,600          581,559
 *Innovex, Inc.........................................       22,200          234,488
 *Inprimis, Inc........................................       98,700          157,303
 *Inprise Corp.........................................      147,900          741,811
 *Input/Output, Inc....................................      678,300        5,426,400
 *Insignia Financial Group, Inc........................      446,332        4,825,965
 *Insilco Holding Co...................................          432           25,920
 *Insituform East, Inc.................................       31,200           48,750
 *Inspire Insurance Solutions, Inc.....................      273,200           81,106
 Insteel Industries, Inc...............................      123,800          170,225
 *Insurance Auto Auctions, Inc.........................      160,800        1,829,100
 *Insurance Management Solutions, Inc..................       19,600            9,494
 *InsWeb Corp..........................................      100,000          156,250
 *Integra, Inc.........................................      104,800           65,500
 *IntegraMed America, Inc..............................       58,400          122,275
 *Integrated Electrical Services, Inc..................      486,300        2,765,831
 *Integrated Information Systems, Inc..................       52,400           48,306
 *Integrated Measurement System, Inc...................       83,800        1,202,006
 *Integrated Silicon Solution, Inc.....................      167,700        1,286,573
 *Intellicall, Inc.....................................        4,500            3,938
 Intelligent Systems Corp..............................       52,375          222,594
 *Intelligroup, Inc....................................       81,800          126,534
 *Inter Parfums, Inc...................................      154,800        1,373,850
 Interface, Inc. Class A...............................      752,000        6,321,500
 *Intergraph Corp......................................      792,900        4,782,178
 *Interlinq Software Corp..............................       74,100          181,777
 *Intermagnetics General Corp..........................      141,154        2,258,464
 Intermet Corp.........................................      365,600        2,262,150
 *International Aircraft Investors.....................       38,500          212,953
 International Aluminum Corp...........................       48,900          971,888
 International Multifoods Corp.........................      398,000        7,686,375
 *International Remote Imaging Systems, Inc............        6,200            8,138
 International Shipholding Corp........................       80,450          573,206
 *International Speciality Products, Inc...............      527,190        3,097,241
 *International Total Services, Inc....................       74,900           72,653
 *Internet Pictures Corp...............................       20,000           35,625
 Interpool, Inc........................................      591,600        7,986,600
 *Interstate National Dealers Services, Inc............        3,900           23,034
 *Intervisual Books, Inc. Class A......................        9,900           13,613
 *Intevac, Inc.........................................        5,100           20,559
 *Intrusion.com, Inc...................................      109,100          923,941
 Investors Title Co....................................       18,200          205,888
 *Invision Technologies, Inc...........................      160,800          306,525
 *Invivo Corp..........................................       48,500          466,813
 *Ionics, Inc..........................................      193,900        4,338,513
 *Iridex Corp..........................................       74,300          559,572
 *Isco, Inc............................................       91,100          535,213
 *I-Sector Corporation.................................       68,500           57,797

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Isle of Capri Casinos, Inc...........................      272,500   $    2,103,359
 *Isolyser Co., Inc....................................      597,600          709,650
 *IT Group, Inc .......................................      410,379        1,641,516
 *ITC Learning Corp....................................       49,200           16,144
 *ITLA Capital Corp....................................      154,400        2,267,750
 *Itron, Inc...........................................      265,300        1,069,491
 *IVI Checkmate Corp...................................      188,305          458,993
 *J & J Snack Foods Corp...............................      170,100        2,461,134
 *J. Alexander's Corp..................................       89,900          258,463
 *J. Jill Group, Inc...................................      176,600        2,511,031
 *Jackpot Enterprises, Inc.............................      106,500          672,281
 Jacksonville Bancorp, Inc.............................       16,200          228,825
 *Jaclyn, Inc..........................................       26,900           73,975
 *Jaco Electronics, Inc................................      105,669          653,827
 *Jacobson Stores, Inc.................................       82,750          319,363
 *JDA Software Group, Inc..............................       55,500          669,469
 Jefferies Group, Inc..................................       54,100        1,352,500
 Jefferson Savings Bancorp, Inc........................       84,800        1,216,350
 *JLM Industries, Inc..................................      128,200          196,306
 *Jo-Ann Stores, Inc. Class A..........................       35,700          249,900
 *Jo-Ann Stores, Inc. Class B..........................       35,700          191,888
 *Johnson Outdoors, Inc................................      127,000          742,156
 *Jos. A. Bank Clothiers, Inc..........................      122,150          473,331
 *JPM Co...............................................       97,200          133,650
 *JPS Industries, Inc..................................       15,900           64,594
 *JWGenesis Financial Corp.............................       35,850          376,425
 K Swiss, Inc. Class A.................................       88,200        2,119,556
 *K2, Inc..............................................      312,880        2,463,930
 *Kaiser Aluminum Corp.................................    1,549,565        7,457,282
 *Kaiser Ventures, Inc.................................      133,000        1,812,125
 Kaman Corp. Class A...................................      460,100        5,363,041
 *Kasper A.S.L., Ltd...................................       59,900           11,231
 Katy Industries, Inc..................................      139,300        1,009,925
 Kaye Group, Inc.......................................       40,000          312,500
 *KBK Capital Corp.....................................       68,900          258,375
 *KCS Energy, Inc......................................      183,900          379,294
 *Kellstrom Industries, Inc............................      196,800          651,900
 Kellwood Co...........................................      448,218        9,020,387
 Kenan Transport Co....................................          200            5,106
 *Kendle International, Inc............................      126,200        1,313,269
 Kennametal, Inc.......................................       31,000          889,313
 *Kennedy-Wilson, Inc..................................        5,100           21,197
 *Kent Electronics Corp................................      139,450        2,187,622
 *Kentucky Electric Steel, Inc.........................       32,600           61,634
 Kentucky First Bancorp, Inc...........................       11,700          121,388
 *Kevco, Inc...........................................      138,800           82,413
 Kewaunee Scientific Corp..............................       30,800          381,150
 *Key Energy Group, Inc................................      162,400        1,177,400
 *Key Production Co., Inc..............................      146,612        3,537,015
 *Key Technology, Inc..................................       55,800          296,438
 *Key Tronic Corp......................................      181,200          753,113
 *Keystone Automotive Industries, Inc..................      288,680        1,646,378
 *Keystone Consolidated Industries, Inc................      147,849          332,660
 *kforce.com, Inc......................................      994,600        4,693,269
 Kimball International, Inc. Class B...................      287,000        4,313,969
 *Kimmins Corp.........................................       16,000            5,120
 *Kinark Corp..........................................       73,400           73,400
 *Kit Manufacturing Co.................................       11,100           51,338
 *Kitty Hawk, Inc......................................       90,900            5,000
 Klamath First Bancorp, Inc............................      145,600        1,688,050

                                                               SHARES          VALUE+
                                                               ------          ------

 Knape & Vogt Manufacturing Co.........................       37,434   $      515,887
 *Komag, Inc...........................................    1,656,840        1,527,399
 *Koss Corp............................................       45,700        1,065,381
 *Kroll-O'Gara Co......................................      403,400        2,344,763
 *Krug International Corp..............................       65,400           85,838
 *K-Tron International, Inc............................        6,300          116,353
 *Kulicke & Soffa Industries, Inc......................      197,000        1,849,953
 *Kushner-Locke Co.....................................       68,900           24,761
 *KVH Industries, Inc..................................       59,200          379,250
 *LabOne, Inc..........................................      145,750          933,711
 *Labtec, Inc..........................................        8,916           69,099
 *Laclede Steel Co.....................................       44,100            4,410
 LaCrosse Footwear, Inc................................       29,400           82,688
 *Ladish Co., Inc......................................      254,200        2,335,463
 *Lakeland Industries, Inc.............................        6,100           30,500
 *Lakes Gaming, Inc....................................      184,225        1,393,202
 *Lamson & Sessions Co.................................      154,300        1,369,413
 *Lancer Corp..........................................       94,400          495,600
 *Landair Corp.........................................       25,800           91,913
 Landamerica Financial Group, Inc......................      247,812        7,434,360
 Landrys Seafood Restaurants, Inc......................      476,835        4,291,515
 *Larscom, Inc.........................................       57,400          235,878
 *LaserSight Corporation...............................       32,100           67,209
 Lawrence Savings Bank.................................        3,500           31,828
 Lawson Products, Inc..................................      250,000        6,367,188
 *Layne Christensen Co.................................      194,500          759,766
 *Lazare Kaplan International, Inc.....................      132,300          678,038
 La-Z-Boy, Inc.........................................      102,949        1,467,023
 *LeadingSide, Inc.....................................       72,400           50,906
 *Leapnet, Inc.........................................      155,686          172,715
 *Learn2.com, Inc......................................       60,454           51,008
 *Lechters, Inc........................................      263,400          119,353
 Ledger Capital Corp...................................       36,000          355,500
 Lennox International, Inc.............................      221,100        1,547,700
 Lesco, Inc............................................       61,700          832,950
 *Let's Talk Cellular & Wireless, Inc..................          400               36
 Liberty Bancorp, Inc..................................        2,800           23,975
 Liberty Corp..........................................       28,000        1,055,250
 *Life Financial Corp..................................      134,200           79,681
 *Lifeline Systems, Inc................................       14,400          187,200
 Lifetime Hoan Corp....................................      158,600        1,085,419
 Lillian Vernon Corp...................................      122,600        1,103,400
 *Lindal Cedar Homes, Inc..............................        8,000           16,625
 Lindberg Corp.........................................       98,900          785,019
 *Lions Gate Entertainment Corp........................       41,145           69,432
 *Lithia Motors, Inc. Class A..........................        5,500           76,656
 *LMI Aerospace, Inc...................................       20,300           41,869
 LNR Property Corp.....................................      372,200        7,676,625
 *Lodgenet Entertainment Corp..........................       29,000          396,938
 *Lodgian, Inc.........................................      396,900        1,314,731
 *Loews Cineplex Entertainment Corp....................    1,023,300          767,475
 *Logic Devices, Inc...................................      105,500          141,766
 Lone Star Steakhouse Saloon...........................      517,300        4,114,152
 Longs Drug Stores Corp................................       29,200          580,350
 Longview Fibre Co.....................................      427,340        5,742,381
 *Louis Dreyfus Natural Gas Corp.......................      260,100        8,388,225
 LSI Industries, Inc...................................        5,830          123,888
 LTV Corp..............................................    1,675,600          837,800
 *LTX Corp.............................................      167,200        2,001,175
 Luby's Cafeterias, Inc................................      463,400        2,201,150
 Lufkin Industries, Inc................................       95,200        1,582,700

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Lumisy, Inc..........................................      172,100   $      672,266
 *Lydall, Inc..........................................      294,900        2,838,413
 *Lynch Corp...........................................        6,200          296,050
 *M.H. Meyerson & Co., Inc.............................       84,500          233,695
 *Mac-Gray Corp........................................      297,200        1,077,350
 *Mackie Designs, Inc..................................        1,000            6,250
 *Made2Manage Systems, Inc.............................       89,000          230,844
 *Magellan Health Services, Inc........................      489,800        1,438,788
 *Magnetek, Inc........................................      393,000        5,059,875
 *Magnum Hunter Resources, Inc.........................      118,000          767,000
 *Mail.com, Inc........................................        6,400            6,600
 *Mail-Well, Inc.......................................      412,400        1,958,900
 *Main Street & Main, Inc..............................      128,400          399,244
 Main Street Bancorp, Inc..............................       38,600          289,500
 *Mallon Resources Corp................................       46,100          234,822
 *Manchester Equipment Co., Inc........................      184,200          454,744
 *Mapinfo Corp.........................................       17,300          571,981
 Marcus Corp...........................................      302,000        4,416,750
 *Marine Transport Corp................................      128,870          620,187
 *Marisa Christina, Inc................................       94,000          102,813
 Maritrans, Inc........................................      192,100        1,344,700
 *MarkWest Hydrocarbon, Inc............................      155,500        1,729,938
 *Marlton Technologies, Inc............................      103,700           90,738
 Marsh Supermarkets, Inc. Class A......................       42,900          682,378
 Marsh Supermarkets, Inc. Class B......................       56,900          734,366
 Massbank Corp. Reading................................       40,266        1,147,581
 Matec Corp............................................       10,350           77,625
 *Material Sciences Corp...............................      346,767        3,380,978
 *Matlack Systems, Inc.................................      144,592          146,038
 *Matria Healthcare, Inc...............................      545,700        1,278,984
 *Matrix Pharmaceutical, Inc...........................      232,800        3,833,925
 *Matrix Service Co....................................      154,300          858,294
 *Mattson Technology, Inc..............................       69,200          658,481
 *Maverick Tube Corp...................................       89,400        1,134,263
 *Max & Ermas Restaurants, Inc.........................       41,900          374,481
 *Maxco, Inc...........................................       38,500          279,125
 *Maxicare Health Plans, Inc...........................      224,000          220,500
 *Maxwell Shoe Company, Inc............................       78,900          877,763
 *Maxwell Technologies, Inc............................       10,900          158,050
 *Maxxam, Inc..........................................      100,700        1,529,381
 *Maynard Oil Co.......................................       53,500          956,313
 *Mayor's Jewelers, Inc................................      386,800        1,208,750
 *Mazel Stores, Inc....................................      182,100          546,300
 *MB Financial, Inc....................................       36,800          446,200
 *McClain Industries, Inc..............................          600            2,606
 McGrath Rent Corp.....................................      114,500        2,039,531
 *McNaughton Apparel Group, Inc........................      114,000        1,638,750
 McRae Industries, Inc. Class A........................        1,000            5,125
 MDC Holdings, Inc.....................................      429,888       12,063,732
 *Meadow Valley Corp...................................       44,064          119,799
 Meadowbrook Insurance Group, Inc......................      193,700          871,650
 *Mechanical Dynamics, Inc.............................        8,600           51,600
 Medford Bancorp, Inc..................................      103,600        1,482,775
 *Media 100, Inc.......................................       12,300           29,597
 *Media Arts Group, Inc................................       72,300          302,756
 *Medialink Worldwide, Inc.............................       51,100          328,956
 *Medical Action Industries, Inc.......................       27,800           95,563
 *Medical Alliance, Inc................................      108,700          468,769
 *Medical Assurance, Inc...............................      443,924        6,464,643
 *Medical Resources, Inc...............................       62,918            2,548
 *Medicore, Inc........................................       58,600           45,781

                                                               SHARES          VALUE+
                                                               ------          ------

 *Medstone International, Inc..........................       75,700   $      418,716
 *MEMC Electronic Materials, Inc.......................      318,800        2,311,300
 Merchants Group, Inc..................................       25,600          441,600
 *Mercury Air Group, Inc...............................       15,300           80,325
 Meridian Insurance Group, Inc.........................       56,870        1,631,458
 *Meridian Medical Technology, Inc.....................       18,000          168,750
 *Meridian Resource Corp...............................       79,200          480,150
 *Merisel, Inc.........................................       36,000           11,813
 *MeriStar Hotels & Resorts, Inc.......................      163,100          377,169
 *Merit Medical Systems, Inc...........................       25,600          149,600
 *Merix Corp...........................................       75,800        1,482,838
 *Merrimac Industries, Inc.............................       11,770          254,526
 *Mesa Air Group, Inc..................................      449,000        2,378,297
 *Mesa Labs, Inc.......................................       17,000          100,938
 *Mestek, Inc..........................................       13,500          226,125
 *Metacreations Corp...................................       47,900          226,028
 Metals USA, Inc.......................................      651,640        1,629,100
 *Metatec Corp. Class A................................      126,000          169,313
 *Metrocall, Inc.......................................      426,710          273,361
 *Metromedia International Group, Inc..................    1,094,500        3,261,610
 MFB Corp..............................................       19,200          333,600
 *MFRI, Inc............................................       63,600          213,656
 MI Schottenstein Homes, Inc...........................      187,600        4,502,400
 *Michael Anthony Jewelers, Inc........................       98,500          178,531
 Michael Foods, Inc....................................      173,981        4,572,438
 *Michaels Stores, Inc.................................       56,200        1,431,344
 *Micro Linear Corp....................................      189,700          575,028
 *Microcide Pharmaceuticals, Inc.......................       67,600          439,400
 MicroFinancial, Inc...................................       30,000          315,000
 *Micros to Mainframes, Inc............................        6,200           12,981
 *Microtest, Inc.......................................       87,000          267,797
 *Microtouch Systems, Inc..............................      139,800        2,896,481
 Mid America Banccorp..................................       91,388        2,216,179
 *Mid Atlantic Medical Services, Inc...................      289,000        6,141,250
 Midcoast Energy Resources, Inc........................        4,000           78,000
 *Middleby Corp........................................      170,000        1,043,906
 Middlesex Water Co....................................        7,500          220,078
 Midland Co............................................       21,400          612,575
 *Midway Airlines Corp.................................      118,500          507,328
 Midwest Grain Products, Inc...........................      124,300        1,176,966
 Mikasa, Inc...........................................      205,900        3,384,481
 *Mikohn Gaming Corp...................................      124,400          723,075
 Milacron, Inc.........................................      194,900        2,972,225
 *Miller Industries, Inc...............................      692,550          562,697
 *Miltope Group, Inc...................................       53,600           45,225
 *MIM Corp.............................................       69,800          101,428
 Mine Safety Appliances Co.............................      118,800        2,828,925
 Minntech Corp.........................................      121,400          785,306
 Minuteman International, Inc..........................        9,000           77,344
 Mississippi Chemical Corp.............................      494,900        1,453,769
 *Mitcham Industries, Inc..............................      134,100          528,019
 *Modis Professional Services, Inc.....................      913,100        3,424,125
 *Modtech Holdings, Inc................................        4,300           27,950
 *Monarch Casino and Resort, Inc.......................        5,200           27,138
 *Monarch Dental Corp..................................      138,400          134,075
 *Monro Muffler Brake, Inc.............................      101,130          913,330
 Monterey Bay Bancorp, Inc.............................       44,500          454,734
 *Moog, Inc. Class A...................................       99,850        2,546,175
 *Moog, Inc. Class B...................................       12,800          520,000
 *Moore Handley, Inc...................................        2,000            2,469
 *Moore Medical Corp...................................       43,300          254,388

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Mother's Work, Inc...................................       67,000   $      586,250
 *Motient Corp.........................................       82,700          366,981
 *Motor Car Parts & Accessories, Inc...................       71,200           72,624
 *Motor Club of America................................        5,600           53,725
 Movado Group, Inc.....................................      178,150        2,087,695
 *Movie Gallery, Inc...................................      254,900          892,150
 *MS Carriers, Inc.....................................      221,600        4,445,850
 MTS Systems Corp......................................      366,510        2,290,688
 Mueller (Paul) Co.....................................        6,100          157,075
 *Multi Color Corp.....................................        6,000           57,938
 *Multiple Zones International, Inc....................      172,000          462,250
 Myers Industries, Inc.................................       16,165          196,001
 *Mynd Corp............................................       35,200          341,000
 *N & F Worldwide Corp.................................      284,100          994,350
 *NABI, Inc............................................      545,300        2,624,256
 Nacco Industries, Inc. Class A........................      115,600        4,436,150
 *Napco Security Systems, Inc..........................       52,300          186,319
 Nash Finch Co.........................................      242,700        3,071,672
 Nashua Corp...........................................      118,000          538,375
 *Nastech Pharmaceutical Co., Inc......................       95,600          590,031
 *Nathans Famous, Inc..................................      112,300          315,844
 National City Bancorp.................................      115,314        1,873,853
 *National Equipment Services, Inc.....................      242,400          696,900
 *National Home Centers, Inc...........................       70,500          104,648
 *National Home Health Care Corp.......................       58,211          318,341
 National Presto Industries, Inc.......................      141,050        4,169,791
 *National Processing, Inc.............................       54,500          974,188
 *National Research Corp...............................       78,000          292,500
 *National RV Holdings, Inc............................      107,650          982,306
 National Steel Corp. Class B..........................      436,700          764,225
 National Technical Systems, Inc.......................      128,684          341,817
 *National Techteam, Inc...............................      302,700          917,559
 *National Western Life Insurance Co. Class A..........       24,300        2,159,663
 *NationsRent, Inc.....................................      107,600          188,300
 *Natrol, Inc..........................................      122,500          195,234
 *Natural Alternatives International, Inc..............       82,100          200,119
 *Natural Microsystems Corp............................       71,400        1,173,638
 *Natural Wonders, Inc.................................       89,100          167,063
 *Navigators Group, Inc................................       13,500          176,766
 NBT Bancorp...........................................      101,347        1,422,025
 NCH Corp..............................................       97,600        3,891,800
 *NCI Building Systems, Inc............................      187,900        3,276,506
 *NCS Healthcare, Inc..................................      230,200           54,097
 *Neff Corp. Class A...................................       11,000           19,938
 Nelson (Thomas), Inc..................................      200,100        1,188,094
 *Netmanage, Inc.......................................      690,413          625,687
 *Network Commerce, Inc................................      163,000          211,391
 *Network Equipment Technologies, Inc..................      390,100        2,779,463
 *Netzee, Inc..........................................       95,500          105,945
 *Neurocrine Biosciences, Inc..........................       83,600        2,427,013
 *New American Healthcare Corp.........................       23,600              295
 *New Brunswick Scientific Co., Inc....................       77,531          390,078
 *New Century Financial Corp...........................      270,100        2,962,659
 *New Day Runner, Inc..................................        3,740            1,870
 *New Horizons Worldwide, Inc..........................       63,775        1,000,470
 *Newcor, Inc..........................................       64,712           88,979
 *Newmark Homes Corp...................................        2,000           19,625
 Newmil Bancorp, Inc...................................       43,500          428,203
 *Newpark Resources, Inc...............................      216,000        1,633,500

                                                               SHARES          VALUE+
                                                               ------          ------

 *Nexell Therapeutics, Inc.............................          425   $        1,408
 *NEXIQ Technologies, Inc..............................      117,600          235,200
 *Nexthealth, Inc......................................       83,600          261,250
 *Niagara Corp.........................................      132,200          340,828
 Nitches, Inc..........................................        3,679           20,349
 *NMT Medical, Inc.....................................      124,100          224,931
 *Nobel Learning Communities, Inc......................       72,900          514,856
 Noel Group Inc........................................       95,400            1,908
 Noland Co.............................................        2,000           36,500
 *Norstan, Inc.........................................      246,500          570,031
 *Nortek, Inc..........................................      139,700        3,178,175
 North Central Bancshares, Inc.........................       41,300          718,878
 Northeast Bancorp.....................................       22,500          185,625
 Northland Cranberries, Inc. Class A...................      201,600          141,750
 Northrim Bank.........................................       26,696          243,601
 *Northwest Pipe Co....................................       98,200          923,694
 *Novamed Eyecare, Inc.................................       35,000           57,422
 *Novametrix Medical Systems, Inc......................       20,200           93,425
 *NPS Pharmaceuticals, Inc.............................      128,600        4,991,288
 *NS Group, Inc........................................      308,800        1,920,736
 *Nu Horizons Electronics Corp.........................      144,240        1,205,756
 *NuCo2, Inc...........................................       30,800          214,638
 *Nuevo Energy Co......................................      241,500        3,864,000
 *Numerex Corp. Class A................................       77,800          612,675
 *Nutraceutical International Corp.....................      138,000          258,750
 *Nx Networks, Inc.....................................      141,700          150,556
 Nymagic, Inc..........................................      132,700        2,313,956
 *NZ Corp..............................................       87,400          360,525
 *O.I. Corp............................................       51,800          169,969
 *Oak Technology, Inc..................................      211,800        2,554,838
 Oakwood Homes Corp....................................    1,072,500          536,250
 *Objective Systems Integrators, Inc...................      334,800        5,869,463
 *Oceaneering International, Inc.......................      127,500        2,032,031
 OceanFirst Financial Corp.............................      164,000        3,428,625
 *O'Charleys, Inc......................................      127,000        2,194,719
 *Ocwen Financial Corp.................................      522,800        2,973,425
 *Officemax, Inc.......................................    1,289,600        3,062,800
 *Offshore Logistics, Inc..............................      385,000        7,086,406
 *Ogden Corp...........................................      634,996        9,088,380
 Oglebay Norton Co.....................................       52,200        1,192,444
 *Ohio Art Co..........................................        3,600           22,275
 Ohio Casualty Corp....................................    1,335,200       10,952,813
 Oil-Dri Corp. of America..............................       50,800          392,113
 *Old Dominion Freight Lines, Inc......................      134,300        1,334,606
 *Olympic Steel, Inc...................................      220,200          522,975
 *Omega Protein Corp...................................      493,200          770,625
 *Omega Worldwide, Inc.................................       82,100          182,159
 *Omnova Solutions, Inc................................       20,700          102,206
 *Omtool, Ltd..........................................      279,400          541,338
 *On Command Corp......................................       54,900          392,878
 *One Price Clothing Stores, Inc.......................      163,400          148,081
 *Ontrack Data International, Inc......................       23,400          139,303
 *Onyx Acceptance Corp.................................      113,100          397,617
 *Opinion Research Corp................................       43,900          279,863
 *Opta Food Ingredients, Inc...........................      206,100          251,184
 *Opti, Inc............................................      163,800          650,081
 *OpticNet, Inc........................................       28,250                0
 *Optika Imaging Systems, Inc..........................       86,000           84,656
 *Option Care, Inc.....................................          800            5,050
 *Orbital Sciences Corp................................       99,600          560,250
 Oregon Steel Mills, Inc...............................      516,761          807,439

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Oriole Homes Corp. Class A Convertible...............       20,800   $       31,850
 *Oriole Homes Corp. Class B...........................       30,900           34,763
 *Orleans Homebuilders, Inc............................       20,100           42,713
 *Oroamerica, Inc......................................      119,400          910,425
 *Orthologic Corp......................................      376,600        1,000,344
 Oshkosh Truck Corp. Class B...........................       66,900        2,640,459
 *Oshman's Sporting Goods, Inc.........................       71,000          665,625
 *OSI Systems, Inc.....................................      106,300          541,466
 *Osmonics, Inc........................................      164,000        1,219,750
 *Osteotech, Inc.......................................       44,600          181,188
 *Ostex International, Inc.............................      105,600          222,750
 *OTR Express, Inc.....................................       15,000            5,156
 *Outlook Group Corp...................................       61,800          366,938
 *Outsource International, Inc.........................       83,400           56,034
 *Overland Data........................................          500            3,422
 Overseas Shipholding Group, Inc.......................      671,400       15,022,575
 Owosso Corp...........................................      108,600          176,475
 Oxford Industries, Inc................................      112,800        1,847,100
 *OYO Geospace Corp....................................        7,000          130,813
 *Pacificare Health Systems, Inc.......................      100,600        1,273,219
 *Packaged Ice, Inc....................................       55,000          110,000
 *PAM Transportation Services, Inc.....................       45,400          361,072
 *Pameco Corp..........................................       55,000          101,406
 Pamrapo Bancorp, Inc..................................       32,300          627,831
 *Pancho's Mexican Buffet, Inc.........................       14,600           46,538
 *Panera Bread CO......................................      205,800        4,463,288
 *Par Technology Corp..................................      164,700          329,400
 Park Electrochemical Corp.............................      228,150        8,085,066
 *Parker Drilling Co...................................    1,225,900        4,903,600
 *Park-Ohio Holdings Corp..............................      185,735          951,892
 Parkvale Financial Corp...............................       52,025        1,082,770
 *Parlex Corp..........................................       44,300          531,600
 *Parlux Fragrances, Inc...............................      230,900          436,545
 Patina Oil & Gas Corp.................................      229,026        4,108,154
 Patrick Industries, Inc...............................       99,650          516,934
 *Paul Harris Stores, Inc..............................      133,000           60,265
 Paula Financial, Inc..................................       93,900          158,456
 *Paul-Son Gaming Corp.................................       35,400           48,675
 *Paxar Corp...........................................       98,600          825,775
 *Paxson Communications Corp...........................      471,700        4,569,594
 *Payless Cashways, Inc................................        4,184            4,576
 *PBOC Holdings, Inc...................................      173,400        1,555,181
 *PCD, Inc.............................................       17,400          143,550
 *Pediatric Services of America, Inc...................       83,900          369,684
 *Pediatrix Medical Group, Inc.........................      252,000        4,410,000
 Peerless Manufacturing Co.............................       16,000          222,500
 *Peerless Systems Corp................................      120,900          119,011
 Penford Corp..........................................       81,000          804,938
 *Penn Traffic Company.................................        1,160            4,531
 *Penn Treaty American Corp............................      116,200        1,946,350
 Penn Virginia Corp....................................      163,900        4,456,031
 Penn-America Group, Inc...............................      165,450        1,147,809
 Pennfed Financial Services, Inc.......................      128,900        1,764,319
 *Pentacon, Inc........................................      129,000          145,125
 *Penwest Pharmaceuticals Company......................        4,200           37,800
 Peoples Bancshares, Inc. Massachusetts................       32,400          455,625
 Pep Boys - Manny, Moe & Jack..........................    1,211,900        4,923,344
 *Perceptron, Inc......................................      159,500          351,398
 *Perini Corp..........................................       71,100          266,625

                                                               SHARES          VALUE+
                                                               ------          ------

 *Perrigo Co...........................................      737,600   $    5,174,725
 *Perry Ellis International, Inc.......................       93,100          497,503
 *Per-Se Technologies, Inc.............................      372,566        1,007,092
 *Personnel Group of America, Inc......................      446,000          947,750
 *Petrocorp, Inc.......................................      102,600          987,525
 *Petroglyph Energy, Inc...............................        9,300           25,139
 *Petroleum Development Corp...........................      232,300        1,212,316
 *PetSmart, Inc........................................       86,300          234,628
 PFF Bancorp, Inc......................................      107,400        1,929,844
 *Pharmchem Laboratories, Inc..........................       64,900          226,136
 *Phar-Mor, Inc........................................      243,300          243,300
 *Philadelphia Consolidated Holding Corp...............       16,000          434,000
 Phillips-Van Heusen Corp..............................      592,800        7,632,300
 *Phoenix International, Ltd...........................      106,750          113,422
 Phoenix Investment Partners, Ltd......................      626,500        9,671,594
 *Phoenix Technologies, Ltd............................        6,500           92,828
 *Photo Control Corp...................................        4,200           10,106
 *PhotoWorks, Inc......................................      208,100          292,641
 Piccadilly Cafeterias, Inc............................      187,700          305,013
 *Pico Holdings, Inc...................................      127,320        1,531,819
 *Picturetel Corp......................................      730,000        3,216,563
 Pier 1 Imports, Inc...................................      150,800        1,668,225
 *Pierre Foods, Inc....................................      133,100          178,853
 Pilgrim Pride Corp....................................      461,600        3,577,400
 Pilgrim's Pride Corp..................................      165,600          910,800
 *Pillowtex Corp.......................................      228,100          114,050
 Pinnacle Bancshares, Inc..............................       10,400           72,800
 *Pinnacle Entertainment, Inc..........................      269,200        5,670,025
 *Pinnacle Global Group, Inc...........................       23,800           98,919
 *Pinnacle Systems, Inc................................       85,620          761,215
 Pioneer Standard Electronics, Inc.....................      417,900        4,159,411
 Pitt-Des Moines, Inc..................................      123,200        3,942,400
 Pittston Brink's Group................................      277,322        4,194,495
 *Planar Systems, Inc..................................      150,600        3,416,738
 *Play By Play Toys and Novelties, Inc.................       94,600           59,125
 *PLM International, Inc...............................      103,200          225,750
 PMR Corp..............................................      110,400          189,750
 Pocahontas Bancorp, Inc...............................       75,500          542,656
 *Point West Capital Corp..............................       14,300           16,534
 *Polymedica Industries, Inc...........................       18,440          423,544
 Polymer Group, Inc....................................      591,900        3,329,438
 Polyone Corp..........................................      250,400        1,392,850
 *Pomeroy Computer Resource, Inc.......................       20,800          282,100
 Pope & Talbot, Inc....................................      239,000        3,196,625
 *Powell Industries, Inc...............................       52,300          549,150
 *Powercerv Corp.......................................      186,000           87,188
 *PPT Vision, Inc......................................       89,000          361,563
 Precision Castparts Corp..............................      123,700        4,368,156
 Premier Financial Bancorp.............................        1,100            6,738
 Presidential Life Corp................................      423,500        6,577,484
 *Previo, Inc..........................................       23,800           93,713
 *Price Communications Corp............................      408,987        7,361,766
 *Pricesmart, Inc......................................       36,850        1,084,772
 *Pride International, Inc.............................      188,600        3,571,613
 *Prime Hospitality Corp...............................      839,800        8,607,950
 *Prime Medical Services, Inc..........................      181,700        1,073,166
 Primesource Corp......................................       95,954          446,786
 *Printronix, Inc......................................       87,100          751,238
 *Printware, Inc.......................................        4,800           10,950
 *Procurenet, Inc......................................       22,400                0

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CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Professional Bancorp, Inc............................       36,800   $      271,400
 *Professionals Group, Inc.............................       76,710        1,850,629
 *Profit Recovery Group International, Inc.............       46,900          286,530
 *Programmers Paradise, Inc............................       86,900          244,406
 Progress Financial Corp...............................       31,602          262,699
 Promistar Financial Corp..............................       39,925          669,991
 *Protection One, Inc..................................    1,169,100        1,096,031
 *Provant, Inc.........................................      268,500        1,820,766
 Providence & Worcester Railroad Co....................       19,300          117,006
 *Provident Financial Holdings, Inc....................       22,200          411,394
 *PSC, Inc.............................................        9,300           14,531
 *PSS World Medical, Inc...............................      439,300        1,359,084
 *PTEK Holdings, Inc...................................      686,800        1,330,675
 Pulaski Financial Corp................................       22,400          221,200
 *Pure Resources, Inc..................................       44,521          784,683
 *Pure World, Inc......................................      104,400          172,913
 PXRE Group, Ltd.......................................       31,083          423,506
 Pyramid Breweries, Inc................................      101,900          219,722
 *Qad, Inc.............................................        5,500            9,969
 *QEP Co., Inc.........................................       28,250          135,953
 *Quad Systems Corp....................................       72,100           42,809
 Quaker Chemical Corp..................................       71,600        1,279,850
 *Quaker City Bancorp, Inc.............................       63,562        1,303,021
 *Quaker Fabric Corp...................................      260,400        1,074,150
 *Quality Dining, Inc..................................      226,200          586,706
 *Quality Systems, Inc.................................       80,500          638,969
 Quanex Corp...........................................      298,202        5,628,563
 *Quantum Corp-Hard Disk Drive Group...................       21,337          186,699
 *Quigley Corp.........................................       22,100           18,992
 *Quipp, Inc...........................................        1,300           32,013
 Quixote Corp..........................................       56,600          937,438
 *Quorum Health Group, Inc.............................      653,100        9,531,178
 *R & B, Inc...........................................      129,000          249,938
 *Racing Champions Corp................................       83,100           96,084
 *Radiance Medical Systems, Inc........................      108,200          625,531
 *Rag Shops, Inc.......................................       55,755          127,191
 *Railamerica, Inc.....................................      246,265        1,485,286
 *RailWorks Corp.......................................      119,700          228,178
 *Ramsay Youth Services, Inc...........................       51,266           56,873
 *Range Resources Corp.................................      606,891        2,503,425
 *Rare Hospitality International, Inc..................      180,200        4,657,044
 Raven Industries, Inc.................................       17,400          281,119
 *Ravisent Technologies, Inc...........................       49,000           91,109
 *Rawlings Sporting Goods, Inc.........................       11,300           63,916
 *Raytech Corp. DE.....................................       30,300           62,494
 *Raytel Med Corp......................................      160,000          145,000
 *RCM Technologies, Inc................................      238,900        1,082,516
 *RDO Equipment Co. Class A............................       97,500          213,281
 *Reading Entertainment, Inc...........................       75,736          186,973
 *Read-Rite Corp.......................................      361,700        1,169,873
 *Recoton Corp.........................................      204,932        1,793,155
 *Redhook Ale Brewery, Inc.............................      131,700          207,839
 Redwood Empire Bancorp................................       28,200          604,538
 *Reebok International, Ltd............................      469,800       10,012,613
 *Refac................................................       56,785          145,512
 Regal Beloit Corp.....................................      166,500        2,580,750
 *Regeneron Pharmaceuticals, Inc.......................      328,000        7,964,250
 *Rehabilicare, Inc....................................       17,300           43,791
 *Reliability, Inc.....................................      105,600          300,300

                                                               SHARES          VALUE+
                                                               ------          ------

 *Relm Wireless Corp...................................       59,254   $       51,847
 *Remington Oil & Gas Corp.............................       26,000          221,406
 *Renaissance Worldwide, Inc...........................      684,500          598,938
 *Rentrak Corp.........................................       63,000          167,344
 *Rent-Way, Inc........................................       61,000          232,563
 *Reptron Electronics, Inc.............................       91,500          680,531
 *Republic Bankshares, Inc.............................      120,100        1,058,381
 *Republic First Bancorp, Inc..........................       53,230          212,088
 Republic Security Financial Corp......................      277,572        1,817,229
 *ResortQuest International, Inc.......................      288,000        2,016,000
 Resource America, Inc.................................      420,600        3,450,234
 Resource Bancshares Mortgage Group, Inc...............      352,735        2,050,272
 *Respironics, Inc.....................................       16,600          406,700
 *Rex Stores Corp......................................      108,200        1,616,238
 *Rexhall Industries, Inc..............................       14,099           71,376
 *RF Monolithics, Inc..................................       10,000           45,000
 Richardson Electronics, Ltd...........................      105,200        1,295,275
 *Riddell Sports, Inc..................................      125,700          392,813
 Riggs National Corp...................................      518,900        6,048,428
 *Right Management Consultants, Inc....................       87,600        1,042,988
 *Rightchoice Managed Care, Inc. Class A...............       47,700        1,386,281
 *Riverside Group, Inc.................................        3,200            5,600
 Riverview Bancorp, Inc................................       62,400          514,800
 *Riviera Holdings Corporation.........................        5,500           39,188
 *Riviera Tool Co......................................       16,500           35,063
 RLI Corp..............................................      150,230        6,027,979
 *RMH Teleservices, Inc................................       74,000        1,077,625
 *Roadhouse Grill, Inc.................................      152,700          338,803
 Roadway Express, Inc..................................       25,900          502,622
 Roanoke Electric Steel Corp...........................      159,600        1,610,963
 Robbins & Myers, Inc..................................        3,700           87,875
 *Robinson Nugent, Inc.................................       53,900        1,022,416
 *Robotic Vision Systems, Inc..........................      144,100          515,608
 *Rochester Medical Corp...............................       29,000          170,375
 *Rock of Ages Co......................................       90,900          380,644
 Rock-Tenn Co. Class A.................................      414,650        2,695,225
 *Rocky Shoes & Boots, Inc.............................       75,400          325,163
 *Rofin-Sinar Technologies, Inc........................       33,800          293,638
 *Rogue Wave Software, Inc.............................      117,000          511,875
 Rollins Truck Leasing Corp............................    1,227,050        7,822,444
 *Rottlund, Inc........................................       40,600          177,625
 Rouge Industries, Inc. Class A........................      271,100          508,313
 Rowe Furniture Corp...................................        6,800           19,125
 *Royal Precision, Inc.................................       14,150           34,048
 RPC, Inc..............................................      167,900        2,140,725
 *RTI International Metals, Inc........................      354,950        4,636,534
 *RTW, Inc.............................................      169,700          710,619
 *Rural/Metro Corp.....................................      134,500          260,594
 *Rush Enterprises, Inc................................      110,600          433,759
 Russ Berrie & Co., Inc................................      196,300        4,146,838
 Russell Corp..........................................      129,500        2,161,031
 *Ryans Family Steak Houses, Inc.......................      672,800        5,950,075
 Ryerson Tull, Inc.....................................      403,439        3,025,793
 Ryland Group, Inc.....................................      297,100       10,398,500
 *S&K Famous Brands, Inc...............................      106,100          726,122
 *Safety Components International, Inc.................       40,200            1,206
 *SAGA Systems, Inc....................................      120,000        1,342,500
 *Salient 3 Communications, Inc. Class A...............       72,900          161,747

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CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Sames Corp...........................................       30,918   $      419,325
 *San Filippo (John B.) & Son, Inc.....................       75,700          279,144
 Sanderson Farms, Inc..................................      227,400        1,627,331
 *Sands Regent Casino Hotel............................       15,492           39,698
 *Saucony, Inc. Class A................................       28,000          276,500
 *Saucony, Inc. Class B................................       51,100          485,450
 *SBS Technologies, Inc................................       26,300          731,469
 *ScanSoft, Inc........................................       43,577           39,492
 *Scheid Vineyards, Inc................................       29,900           99,044
 *Schein (Henry), Inc..................................       49,400        1,306,013
 *Scherer Healthcare, Inc..............................          900            2,813
 *Schieb (Earl), Inc...................................       75,600          217,350
 *Schlotzskys, Inc.....................................      169,400          590,253
 Schnitzer Steel Industries, Inc. Class A..............       88,000        1,243,000
 *Schuff Steel Company.................................      112,000          336,000
 *Schuler Homes, Inc...................................      365,100        3,365,766
 Schulman (A.), Inc....................................      416,400        5,035,838
 Schultz Sav-O Stores, Inc.............................       15,300          166,388
 Schweitzer-Maudoit International, Inc.................      262,900        4,567,888
 Scope Industries, Inc.................................        8,100          378,675
 SCPIE Holdings, Inc...................................      147,900        3,078,169
 Seaboard Corp.........................................       28,440        4,521,960
 Seacoast Financial Services Corp......................      127,846        1,262,479
 *Seacor Smit, Inc.....................................      247,350       10,388,700
 *Secom General Corp...................................       11,500           26,055
 *SED International Holdings, Inc......................      129,700          166,178
 *SEEC, Inc............................................       87,800          223,616
 *Segue Software, Inc..................................       68,900          230,384
 *Seitel, Inc..........................................      337,700        4,727,800
 Selas Corp. of America................................       76,500          253,406
 *Select Comfort Corp..................................       33,000           65,484
 Selective Insurance Group, Inc........................      433,000        8,700,594
 *Seminis, Inc. Class A................................        2,000            1,719
 *Semitool, Inc........................................      122,000        1,311,500
 *SEMX Corp............................................      104,700          471,150
 *Seneca Foods Corp. Class B...........................       10,500          136,500
 *Sensormatic Electronics Corp.........................      479,000        8,562,125
 *Sequa Corp. Class A..................................      100,100        4,498,244
 *Sequa Corp. Class B..................................       31,400        1,919,325
 *SeraCare, Inc........................................        6,700           23,450
 *Service Corp. International..........................    2,275,400        4,266,375
 *Servotronics, Inc....................................          400            1,300
 *Sharper Image Corp...................................       14,900          248,178
 *Sheldahl, Inc........................................      251,750          759,184
 *Shells Seafood Restaurants, Inc......................       42,100           29,154
 *Shiloh Industries, Inc...............................      159,000          760,219
 *Shoe Carnival, Inc...................................      227,300        1,008,644
 *Shoe Pavilion, Inc...................................        9,500           16,922
 *Sholodge, Inc........................................       76,800          412,800
 *Shopko Stores, Inc...................................      616,600        3,738,138
 *Sierra Health Services, Inc..........................      497,200        1,460,525
 Sifco Industries, Inc.................................       76,615          383,075
 *Sight Resource Corp..................................       96,800            9,196
 *Sigmatron International, Inc.........................       16,800           28,350
 *Signal Technology Corp...............................       65,200          790,550
 *Signature Eyewear, Inc...............................       17,000           11,953
 *Silicon Graphics, Inc................................    1,045,000        4,180,000
 *Silicon Valley Group, Inc............................      331,200        8,518,050
 *Silverleaf Resorts, Inc..............................      243,300          684,281
 *Simione Central Holdings, Inc........................       29,400           72,765

                                                               SHARES          VALUE+
                                                               ------          ------

 Simmons First National Corp. Class A..................       42,200   $      814,988
 *Simon Transportation Services, Inc...................       91,300          502,150
 Simpson Industries, Inc...............................      287,400        3,637,406
 *Simula, Inc..........................................       81,950          209,997
 *Sitel Corp...........................................      454,300        1,050,569
 *Sizzler International, Inc...........................      253,300          379,950
 Skyline Corp..........................................      119,000        2,417,188
 Skywest, Inc..........................................       58,100        3,451,503
 SLI, Inc..............................................      439,500        2,994,094
 *Smart & Final Food, Inc..............................      262,800        2,020,275
 *SMC Corp.............................................       74,100          185,250
 Smith (A.O.) Corp.....................................      318,200        5,290,075
 Smith (A.O.) Corp. Convertible Class A................       76,550        1,291,781
 *Smithway Motor Express Corp. Class A.................       73,800          136,069
 *Software Spectrum, Inc...............................       63,000          500,063
 *Sola International, Inc..............................      479,600        1,738,550
 *Sonic Automotive, Inc................................      288,500        2,308,000
 *SONICblue, Inc.......................................      367,224        2,071,373
 *SOS Staffing Services, Inc...........................      233,200          415,388
 *Sound Advice, Inc....................................       25,100          174,131
 South Financial Group, Inc............................      302,751        2,937,631
 South Jersey Industries, Inc..........................      190,277        5,589,387
 *Southern Energy Homes, Inc...........................      168,100          183,859
 *Southwall Technologies, Inc..........................       86,600          530,425
 Southwestern Energy Co................................      475,200        3,653,100
 *Spacehab, Inc........................................      128,700          416,264
 *Spacelabs Medical, Inc...............................      182,900        2,463,434
 Span-American Medical System, Inc.....................       25,900          101,172
 *SPAR Group, Inc......................................        6,000            3,938
 Spartan Motors, Inc...................................      285,200          793,213
 *Sparton Corp.........................................      110,200          523,450
 *Special Metals Corp..................................       52,300          140,556
 *Spectrian Corp.......................................       71,500          842,359
 *Spectrum Control, Inc................................       82,900          992,209
 *SpeedFam-IPEC, Inc...................................      335,547        1,903,181
 *Speizman Industries, Inc.............................       40,400           23,356
 *Spherion Corporation.................................       90,000          950,625
 *Sport Chalet, Inc....................................       45,900          298,350
 *Sport Supply Group, Inc..............................      105,400          171,275
 *Sport-Haley, Inc.....................................       60,800          269,800
 *Sports Authority, Inc................................      610,400        1,106,350
 *Sports Club Co., Inc.................................      115,700          383,256
 *Sportsman's Guide, Inc...............................       90,700           76,528
 Springs Industries, Inc. Class A......................      153,300        4,177,425
 *SPS Technologies, Inc................................        6,200          304,963
 *SS&C Technologies, Inc...............................       56,700          301,219
 *SSE Telecom, Inc.....................................       81,400           81,400
 St. Francis Capital Corp..............................      107,400        1,439,831
 St. Mary Land & Exploration Co........................       74,400        1,713,525
 *Stage II Apparel Corp................................       31,600           13,825
 *Stage Stores, Inc....................................       32,200            1,369
 Standard Commercial Corp..............................      243,080        1,200,208
 *Standard Management Corp.............................      134,600          462,688
 *Standard Microsystems Corp...........................      216,600        4,257,544
 Standard Motor Products, Inc. Class A.................      202,650        1,405,884
 Standard Pacific Corp.................................      659,300       13,598,063
 Standard Register Co..................................      280,400        3,364,800
 *Stanley Furniture, Inc...............................      118,400        2,564,100

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Star Buffet, Inc.....................................        7,200   $       20,588
 *Star Multi Care Services, Inc........................       19,034           13,086
 *STAR Telecommunications, Inc.........................      312,100          302,347
 *Starcraft Corp.......................................       25,000           65,625
 Starrett (L.S.) Co. Class A...........................       58,400        1,226,400
 State Auto Financial Corp.............................      125,900        1,699,650
 State Financial Services Corp. Class A................      103,600          869,269
 Staten Island Bancorp, Inc............................       82,800        1,578,375
 *Steel Dynamics, Inc..................................        6,600           66,413
 Steel Technologies, Inc...............................      214,600        1,146,769
 *SteelCloud Co........................................        6,100            5,623
 *Stein Mart, Inc......................................        7,200          100,800
 *Steinway Musical Instruments, Inc....................       13,200          234,300
 Stepan Co.............................................      128,900        2,658,563
 Stephan Co............................................       51,500          154,500
 *Sterile Recoveries, Inc..............................       36,000          555,750
 Sterling Bancorp......................................       73,782        1,401,868
 *Sterling Financial Corp..............................      143,968        1,574,650
 Stewart & Stevenson Services, Inc.....................      368,600        7,821,231
 Stewart Enterprises, Inc..............................    2,461,900        4,654,530
 Stewart Information Services Corp.....................      195,500        2,944,719
 Stifel Financial Corp.................................       86,472        1,005,237
 *STM Wireless, Inc. Class A...........................       95,100          375,942
 *Stockwalk.com Group, Inc.............................       56,495          162,423
 *Stone & Webster, Inc.................................      205,200          238,545
 *Stoneridge, Inc......................................      425,800        3,592,688
 *Stratasys, Inc.......................................       32,700          117,516
 *Strategic Distribution, Inc..........................      674,788          274,133
 *Stratus Properties, Inc..............................      199,500          938,273
 *Strawbridge and Clothier Liquidating Trust...........       71,881           10,153
 Stride Rite Corp......................................      610,300        3,623,656
 *Strouds, Inc.........................................      144,100            5,764
 *Suburban Lodges of America, Inc......................      241,100        1,514,409
 *Success Bancshares, Inc..............................       10,500          125,016
 *Successories, Inc....................................      141,800          259,228
 *Summa Industries, Inc................................        8,000           88,250
 *Sunbeam Corp.........................................       56,000           21,000
 *Sunburst Hospitality Corp............................       63,450          444,150
 *Sundance Homes, Inc..................................       40,500            2,531
 *Sunrise Assisted Living, Inc.........................      128,500        3,441,391
 *Sunrise Medical, Inc.................................      376,400        3,693,425
 *Superior Consultant Holdings Corp....................        3,900           13,163
 Superior Surgical Manufacturing Co., Inc..............      141,700        1,098,175
 *Superior Telecom, Inc................................      135,800          381,938
 *Suprema Specialties, Inc.............................       50,500          407,945
 Susquehanna Bancshares, Inc...........................      189,772        2,704,251
 *Swift Energy Corp....................................       50,900        1,558,813
 *Swiss Army Brands, Inc...............................       90,600          506,794
 *Sylvan Learning Systems, Inc.........................      261,900        3,625,678
 *Sylvan, Inc..........................................      104,000          932,750
 *Symmetricom, Inc.....................................      336,500        3,575,313
 *Symphonix Devices, Inc...............................       14,300           43,794
 *Syms Corp............................................      242,600        1,091,700
 Synalloy Corp.........................................       92,850          455,545
 *Synaptic Pharmaceutical Corp.........................       97,900          559,866
 *Synbiotics Corp......................................      130,300           50,898
 *Syncor International Corp............................       93,200        2,793,088
 *Syntellect, Inc......................................      204,300          788,470

                                                               SHARES          VALUE+
                                                               ------          ------

 *Sypris Solutions, Inc................................       26,250   $      172,266
 *Systemax, Inc........................................      434,000          651,000
 Tab Products Co.......................................       70,600          185,325
 *Taco Cabana, Inc.....................................      181,400        1,601,422
 *Taitron Components, Inc..............................        6,500           14,828
 *Tandy Brand Accessories, Inc.........................       44,000          317,625
 *Tandy Crafts, Inc....................................      197,400          283,763
 *Tarrant Apparel Group................................       29,800          154,588
 Tasty Baking Co.......................................        4,200           53,288
 *TBA Entertainment Corp...............................      138,000          549,844
 *TBC Corp.............................................      435,300        1,720,795
 *TCI International, Inc...............................       27,600          210,450
 *TCSI Corp............................................      413,700          400,772
 *TEAM America Corp....................................        2,500           12,305
 *Team, Inc............................................       85,500          243,141
 *Technical Communications Corp........................        6,300           11,616
 Technology Research Corp..............................       65,400          126,713
 *Technology Solutions Corp............................       64,000          123,000
 Tecumseh Products Co. Class A.........................       39,300        1,611,300
 *Tegal Corp...........................................      208,000          370,500
 *Telemate.Net Software, Inc...........................       47,500           51,211
 *Telscape International, Inc..........................        1,200            1,388
 *Telxon Corp..........................................      109,700        2,190,572
 *Temtex Industries, Inc...............................       35,700           33,469
 Tenneco Automotive, Inc...............................      780,720        3,074,085
 *Terex Corp...........................................      192,800        2,506,400
 *Terra Industries, Inc................................    1,539,700        2,790,706
 *Tesoro Petroleum Corp................................      672,900        6,350,494
 *Tetra Technologies, Inc..............................      257,400        3,474,900
 Texas Industries, Inc.................................      269,662        5,999,980
 TF Financial Corp.....................................       32,100          469,463
 *TFC Enterprises, Inc.................................       21,900           26,006
 *The Beard Company....................................       22,500           10,195
 *Thermo Fibertek, Inc.................................      425,000        1,753,125
 *Thomas Group, Inc....................................       40,400          275,225
 Thomas Industries, Inc................................      138,650        3,050,300
 *Thomaston Mills, Inc.................................       34,800           16,313
 Thor Industries, Inc..................................        3,900           79,950
 *Thorn Apple Valley, Inc..............................       14,800              888
 Three Rivers Bancorp, Inc.............................       71,850          583,781
 *Tier Technologies, Inc. Class B......................      132,700          904,019
 *TII Industries, Inc..................................      104,700          127,603
 Timberland Bancorp, Inc...............................       62,200          787,219
 *Tipperary Corp.......................................      126,900          380,700
 Titan International, Inc..............................      262,200        1,196,288
 *Titanium Metals Corp.................................      573,500        3,906,969
 *Todd Shipyards Corp..................................      143,100        1,001,700
 *Toddhunter International, Inc........................       76,000          465,500
 *Toll Brothers, Inc...................................       14,800          590,150
 Toro Co...............................................       84,300        2,818,781
 *Total Entertainment Restaurant Corp..................       20,300           43,138
 *Tower Air, Inc.......................................      166,400           14,144
 *Tower Automotive, Inc................................      898,650        8,200,181
 *Toymax International, Inc............................       16,800           30,450
 *Track 'n Trail, Inc..................................       13,800            6,771
 *Tractor Supply Co....................................      107,200          797,300
 *Traffix, Inc.........................................       34,000           70,656
 *Trailer Bridge, Inc..................................      111,200          203,288
 *Trans World Airlines, Inc............................      638,300          970,216
 *Transact Technologies, Inc...........................        9,700           53,956
 *Transmation, Inc.....................................       60,000           72,188

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *Transmedia Network, Inc..............................       36,700   $      110,100
 *Transmontaigne Oil Co................................      195,850          587,550
 *Transport Corp. of America...........................       12,500           60,352
 Transport Lux Corp....................................        2,746           10,984
 *Transportation Components, Inc.......................      310,800          194,250
 Transpro, Inc.........................................       78,900          207,113
 Transtechnology Corp..................................       97,300          279,738
 *Transworld Healthcare, Inc...........................      228,600          257,175
 *TRC Companies, Inc...................................       91,450        1,674,678
 Tremont Corp..........................................       70,633        2,171,965
 *Trend-Lines, Inc. Class A............................       70,900            1,684
 Trenwick Group, Ltd...................................      353,576        7,557,687
 *Triad Hospitals, Inc.................................        5,000          149,844
 *Trico Marine Services, Inc...........................      455,200        6,230,550
 *Trident Microsystems, Inc............................      176,800          975,163
 *Tridex Corp..........................................       56,800           18,638
 Trinity Industries, Inc...............................       63,000        1,563,188
 *TriPath Imaging, Inc.................................       69,587          562,132
 *Triple S Plastics, Inc...............................       32,100          789,459
 *Tripos, Inc..........................................       43,766        1,080,473
 *Triumph Group........................................      114,900        4,129,219
 *TRM Copy Centers Corp................................       98,200          217,881
 *Trump Hotels & Casino Resorts, Inc...................      500,900        1,314,863
 Tucker Anthony Sutro Corp.............................      227,700        3,899,363
 Tuscarora, Inc........................................          200            2,775
 Twin Disc, Inc........................................       35,200          552,200
 *Twinlab Corp.........................................      384,300          654,511
 *Tyler Technologies, Inc..............................      265,300          530,600
 U.S. Aggregates, Inc..................................       13,300          117,206
 U.S. Bancorp, Inc.....................................      255,000        1,067,813
 *U.S. Diagnostic, Inc.................................       36,600           30,309
 *U.S. Home & Garden, Inc..............................       11,600           12,144
 U.S. Industries, Inc..................................      248,200        1,659,838
 *U.S. Vision, Inc.....................................       52,600          137,253
 *Ubics, Inc...........................................       55,700           92,253
 *Ugly Duckling Corp...................................      227,300        1,008,644
 *UICI.................................................      811,100        5,576,313
 *Ultimate Electronics, Inc............................       87,900        2,378,794
 *Ultrak, Inc..........................................      178,500          624,750
 *Ultralife Batteries, Inc.............................      146,000          944,438
 *Ultratech Stepper, Inc...............................      237,400        4,161,919
 *Unapix Entertainment, Inc............................       62,900            9,828
 Unico American Corp...................................       76,300          505,488
 *Unifab International, Inc............................       32,500          264,063
 *Unifi, Inc...........................................      785,200        6,723,275
 Unifirst Corp.........................................      160,800        1,547,700
 *Uni-Marts, Inc.......................................      103,200          180,600
 *Union Acceptance Corp. Class A.......................       67,900          386,181
 *Uniroyal Technology Corp.............................        9,800           68,447
 *Unit Corp............................................      312,900        3,969,919
 *United American Healthcare Corp.,....................       17,950           24,681
 *United Auto Group, Inc...............................      164,900        1,257,363
 United Community Financial Corp.......................      261,800        1,742,606
 United Fire Casualty Co...............................       35,450          654,717
 United Industrial Corp................................      223,100        2,426,213
 United National Bancorp...............................        7,032          107,678
 *United Natural Foods, Inc............................      126,300        1,843,191
 *United Retail Group, Inc.............................      236,700        1,257,469
 *United Road Services, Inc............................        5,380            4,203
 *United States Energy Corp............................       27,600           77,625
 United Wisconsin Services, Inc........................      244,300        1,099,350

                                                               SHARES          VALUE+
                                                               ------          ------

 *Universal American Financial Corp....................       56,200   $      233,581
 Universal Corp........................................      127,500        4,032,188
 Universal Forest Products, Inc........................       37,700          484,209
 *Universal Stainless & Alloy Products, Inc............      118,900          899,181
 *Uno Restaurant Corp..................................      113,410          942,721
 *Unova, Inc...........................................    1,211,900        4,847,600
 *Urocor, Inc..........................................      146,200          922,888
 *Urologix, Inc........................................      187,500        1,839,844
 *URS Corp.............................................      129,566        1,797,728
 *US Liquids, Inc......................................      155,550          515,259
 *US Oncology, Inc.....................................    1,764,374        8,435,913
 *US Xpress Enterprises, Inc. Class A..................      171,690        1,158,908
 *USA Truck, Inc.......................................       46,100          278,041
 Usec, Inc.............................................      904,300        4,125,869
 *UTI Energy Corp......................................       84,400        1,888,450
 *V.I. Technologies, Inc...............................       14,500           63,438
 *Vail Resorts, Inc....................................      144,075        3,277,706
 *Valence Technology, Inc..............................       38,200          385,581
 *Valley National Gases, Inc...........................       13,800           53,475
 *Value City Department Stores, Inc....................      526,700        3,555,225
 *Valuevision International, Inc. Class A..............      164,500        2,549,750
 *Vans, Inc............................................      147,700        2,229,347
 *Varco International, Inc.............................      124,000        1,960,750
 *Vari L Co., Inc......................................       54,900          178,425
 *Variflex, Inc........................................       71,500          375,375
 *Verdant Brands, Inc..................................        8,700            1,914
 *Verilink Corp........................................      153,900          389,559
 *Veritas DGC, Inc.....................................       67,000        1,645,688
 *Versar, Inc..........................................        1,300            2,194
 *Verso Technologies, Inc..............................       60,485          149,322
 *Verticalbuyer Inc....................................        7,773                0
 Vesta Insurance Group, Inc............................      322,100        1,610,500
 *Vestcom International, Inc...........................      185,000          381,563
 *Vicon Industries, Inc................................       71,500          138,531
 *Vicorp Restaurants, Inc..............................      135,600        2,432,325
 *Video Display Corp...................................       55,200          450,225
 *Video Services Corp..................................       27,000          108,000
 *Videonics, Inc.......................................       58,000           32,625
 *Viisage Technology, Inc..............................       10,400           13,650
 Vintage Petroleum, Inc................................      185,400        3,557,363
 Virco Manufacturing Corp..............................      136,287        1,465,085
 *Virginia Gas Co......................................       22,500           85,430
 *Vision Twenty-One, Inc...............................       17,400            1,436
 Vital Signs, Inc......................................      187,600        6,249,425
 *Vitech America, Inc..................................        1,400            4,288
 *Volt Information Sciences, Inc.......................      163,600        3,026,600
 *VTEL Corp............................................      369,300          525,098
 Vulcan International Corp.............................       12,200          414,038
 *Vysis, Inc...........................................        9,000           58,219
 Wabash National Corp..................................      527,200        3,986,950
 *Wackenhut Corp. Class A..............................       59,800          751,238
 *Wackenhut Corp. Class B Non-Voting...................       85,600          690,150
 *Walker Interactive Systems, Inc......................      169,100          348,769
 *Wall Street Deli, Inc................................       39,700           26,053
 Wallace Computer Services, Inc........................      716,400       11,148,975
 Walter Industries, Inc................................       19,500          119,438
 Warnaco Group, Inc....................................      758,800        1,802,150
 Warren Bancorp, Inc...................................       72,000          522,000
 *Washington Group Intl., Inc..........................      575,900        4,787,169
 *Washington Homes, Inc................................      119,500        1,165,125

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 Washington Savings Bank FSB...........................       25,100   $       90,988
 *Waste Connections, Inc...............................      205,900        5,134,631
 *Waterlink, Inc.......................................      252,200          141,863
 Watsco, Inc. Class A..................................      314,700        3,398,760
 Watts Industries, Inc. Class A........................      310,300        3,122,394
 Wausau-Mosinee Paper Corp.............................      636,300        5,527,856
 *Waypoint Financial Corp..............................      178,257        1,632,166
 *Webb Corp............................................      391,688        9,498,434
 *Webco Industries, Inc................................       97,300          145,950
 Weider Nutrition International, Inc...................      166,500          437,063
 *Weirton Steel Corp...................................      767,400        1,151,100
 Wellco Enterprises, Inc...............................        4,800           48,000
 Wellman, Inc..........................................      716,200        9,310,600
 *Wells-Gardner Electronics Corp.......................       50,384          119,662
 Werner Enterprises, Inc...............................      671,337        9,461,656
 *West Marine, Inc.....................................      232,000        1,493,500
 West Pharmaceutical Services, Inc.....................      161,800        3,680,950
 Westbank Corp.........................................        1,400           10,281
 *Westcoast Hospitality Corp...........................      303,100        1,553,388
 Westcorp, Inc.........................................      524,475        7,572,108
 *Westell Technologies, Inc............................       40,300          162,459
 Westerfed Financial Corp..............................       71,600        1,528,213
 Western Ohio Financial Corp...........................       21,700          356,694
 *Weston (Roy F.), Inc. Class A........................      112,300          477,275
 *Wet Seal, Inc. Class A...............................       17,800          421,081
 Weyco Group, Inc......................................        2,400           58,650
 *WFS Financial, Inc...................................      228,900        4,120,200
 Whitney Holdings Corp.................................       33,200        1,179,638
 *WHX Corp.............................................      372,500          582,031
 *Wickes Lumber Co.....................................       96,600          353,194
 *Williams Clayton Energy, Inc.........................       94,800        2,097,450
 *Williams Industries, Inc.............................        3,400            8,659
 *Willis Lease Finance Corp............................      114,700          985,703
 *Wilshire Financial Sevices Group, Inc................        2,092            2,321
 *Wilshire Oil Co. of Texas............................      119,490          395,811
 Winnebago Industries, Inc.............................       80,200          972,425
 *Wisconsin Central Transportation Corp................      410,400        5,758,425
 *Wiser Oil Co.........................................      170,575          724,944
 *WLR Foods, Inc.......................................      255,006        3,562,115
 Wolohan Lumber Co.....................................       86,578        1,025,408
 *Wolverine Tube, Inc..................................      200,900        2,611,700
 Wolverine World Wide, Inc.............................       63,000          759,938
 Woodhead Industries, Inc..............................      137,800        3,027,294
 Woodward Governor Co..................................       49,200        1,861,913
 *Workgroup Technology Corp............................       91,600           38,644
 World Fuel Services Corp..............................      177,295        1,119,175

                                                               SHARES          VALUE+
                                                               ------          ------

 *Worldpages.com, Inc..................................      135,600   $      313,575
 *Wyndham International, Inc...........................      102,500          153,750
 *Xetel Corp...........................................      131,500          456,141
 *Xicor, Inc...........................................       15,100           63,939
 *Xtra Corp............................................      154,500        7,116,656
 Yardville National Bancorp............................       53,570          629,448
 *Yellow Corp..........................................      462,700        8,357,519
 York Group, Inc.......................................      135,800          260,991
 *Zany Brainy, Inc.....................................      164,605          246,908
 *Zap.com Corp.........................................        2,558            1,259
 *Zapata Corp..........................................      272,100          612,225
 *Zaring National Corp.................................       50,500           12,625
 Zenith National Insurance Corp........................      243,000        6,014,250
 Ziegler Co., Inc......................................        7,700          137,156
 *Zoltek Companies, Inc................................       89,000          339,313
 *Zymetx, Inc..........................................       16,400           27,419
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $2,994,255,344)................................                 2,687,430,732
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *CSF Holding, Inc. Litigation Rights..................       40,500                0
 *Tokheim Corp. Series C Warrants 10/20/06.............       73,400                0
                                                                       --------------
TOTAL RIGHTS/WARRANTS
  (Cost $317,254)......................................                             0
                                                                       --------------

TEMPORARY CASH INVESTMENTS -- (1.0%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   5.875%, 11/30/01, valued at $26,649,210) to be
   repurchased at $26,259,369.
   (Cost $26,255,000)..................................   $   26,255       26,255,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,020,827,598)++..............................                $2,713,685,732
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $3,020,901,443.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE U.S. 6-10 VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2000
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value........................................  $ 2,713,686
Collateral for Securities Loaned............................       46,374
Receivables:
  Dividends and Interest....................................        3,324
  Investment Securities Sold................................        6,329
Prepaid Expenses and Other Assets...........................            2
                                                              -----------
    Total Assets............................................    2,769,715
                                                              -----------

LIABILITIES:
Payables:
  Collateral on Securities Loaned...........................       46,374
  Investment Securities Purchased...........................          582
  Fund Shares Redeemed......................................       10,969
Accrued Expenses and Other Liabilities......................          749
                                                              -----------
    Total Liabilities.......................................       58,674
                                                              -----------
NET ASSETS..................................................  $ 2,711,041
                                                              ===========

SHARES OUTSTANDING $.01 PAR VALUE
  (Unlimited Number of Shares Authorized)...................  164,643,328
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     16.47
                                                              ===========
Investments at Cost.........................................  $ 3,020,828
                                                              ===========

NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $ 2,512,749
Undistributed Net Investment Income.........................        2,219
Undistributed Net Realized Gain.............................      503,215
Unrealized Depreciation of Investment Securities............     (307,142)
                                                              -----------
    Total Net Assets........................................  $ 2,711,041
                                                              ===========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE U.S. 6-10 VALUE SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2000

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Dividends...............................................         $  29,612
    Interest................................................             2,653
    Income from Securities Lending..........................             1,850
                                                                     ---------
        Total Investment Income.............................            34,115
                                                                     ---------

EXPENSES
    Investment Advisory Services............................             5,798
    Accounting & Transfer Agent Fees........................             1,086
    Custodian Fees..........................................               296
    Legal Fees..............................................                34
    Audit Fees..............................................                40
    Shareholders' Reports...................................                49
    Trustees' Fees and Expenses.............................                31
    Other...................................................                34
                                                                     ---------
        Total Expenses......................................             7,368
                                                                     ---------
    NET INVESTMENT INCOME...................................            26,747
                                                                     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES

    Net Realized Gain on Investment Securities Sold.........           503,483
    Change in Unrealized Appreciation (Depreciation) of
     Investment Securities..................................          (330,548)
                                                                     ---------
    NET GAIN ON INVESTMENT SECURITIES.......................           172,935
                                                                     ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........         $ 199,682
                                                                     =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE U.S. 6-10 VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                        YEAR              YEAR
                                                                        ENDED             ENDED
                                                                      NOV. 30,          NOV. 30,
                                                                        2000              1999
                                                                     -----------       -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...................................         $   26,747        $   21,710
    Net Realized Gain on Investment Securities Sold.........            503,483           258,801
    Change in Unrealized Appreciation (Depreciation) of
      Investment Securities.................................           (330,548)          (43,040)
                                                                     ----------        ----------
        Net Increase in Net Assets Resulting from
          Operations........................................            199,682           237,471
                                                                     ----------        ----------

Distributions From:
    Net Investment Income...................................            (26,344)          (20,939)
    Net Realized Gains......................................           (258,821)         (205,075)
                                                                     ----------        ----------
        Total Distributions.................................           (285,165)         (226,014)
                                                                     ----------        ----------
Capital Share Transactions (1):
    Shares Issued...........................................            203,769           340,725
    Shares Issued in Lieu of Cash Distributions.............            280,411           220,532
    Shares Redeemed.........................................           (380,129)         (315,975)
                                                                     ----------        ----------
        Net Increase from Capital Share Transactions........            104,051           245,282
                                                                     ----------        ----------
        Total Increase......................................             18,568           256,739
NET ASSETS
    Beginning of Period.....................................          2,692,473         2,435,734
                                                                     ----------        ----------
    End of Period...........................................         $2,711,041        $2,692,473
                                                                     ==========        ==========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................             11,825            20,729
    Shares Issued in Lieu of Cash Distributions.............             17,987            14,152
    Shares Redeemed.........................................            (22,089)          (19,083)
                                                                     ----------        ----------
                                                                          7,723            15,798
                                                                     ==========        ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE U.S. 6-10 VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        YEAR           YEAR           YEAR           YEAR           YEAR
                                        ENDED          ENDED          ENDED          ENDED          ENDED
                                      NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                        2000           1999           1998           1997           1996
                                     -----------    -----------    -----------    -----------    -----------
Net Asset Value, Beginning of
  Period...........................  $    17.16     $    17.26     $    21.10     $    16.58     $    14.02
                                     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............        0.16           0.14           0.14           0.15           0.15
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        0.97           1.38          (1.92)          5.23           2.88
                                     ----------     ----------     ----------     ----------     ----------
    Total from Investment
      Operations...................        1.13           1.52          (1.78)          5.38           3.03
                                     ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS
  Net Investment Income............       (0.16)         (0.14)         (0.16)         (0.12)         (0.15)
  Net Realized Gains...............       (1.66)         (1.48)         (1.90)         (0.74)         (0.32)
                                     ----------     ----------     ----------     ----------     ----------
    Total Distributions............       (1.82)         (1.62)         (2.06)         (0.86)         (0.47)
                                     ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period.....  $    16.47     $    17.16     $    17.26     $    21.10     $    16.58
                                     ==========     ==========     ==========     ==========     ==========
Total Return.......................        7.29%          9.78%         (9.05)%        33.93%         22.14%

Net Assets, End of Period
  (thousands)......................  $2,711,041     $2,692,473     $2,435,734     $2,224,268     $1,248,213
Ratio of Expenses to Average Net
  Assets...........................        0.25%          0.26%          0.26%          0.28%          0.29%
Ratio of Net Investment Income to
  Average Net Assets...............        0.92%          0.83%          0.78%          0.86%          1.11%
Portfolio Turnover Rate............          32%            29%            23%            25%            15%

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers twenty-four series, of which The U.S. 6-10 Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with The Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2000.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2000, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2000, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases.............................                $  908,884
Sales.................................                 1,074,474

E. INVESTMENT TRANSACTIONS:

    At November 30, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation.........                $ 565,275
Gross Unrealized Depreciation.........                 (872,491)
                                                      ---------
  Net.................................                $(307,216)
                                                      =========

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no outstanding borrowings under the line of credit at November 30, 2000.

    The Trust, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2001. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2000.

G. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 2000 was reinvested into overnight repurchase agreements with JP Morgan, which was in turn collateralized by U.S. Government Treasury Securities. At November 30, 2000, the market value of securities on loan to brokers was $29,854,888, the related collateral cash received was $46,374,247 and the value of collateral on overnight repurchase agreements was $47,621,440.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE SERIES AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. 6-10 Value
Series (constituting a portfolio within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 12, 2001